UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin DynaTech Fund
Class A [FKDNX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin DynaTech Fund returned 25.63%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Franklin DynaTech Fund	PAGE 1	108-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	25.63	11.76	17.76
Class A (with sales charge)	18.72	10.50	17.09
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%
Franklin DynaTech Fund	PAGE 2	108-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	108-ATSR-1125

Franklin DynaTech Fund
Class C [FDYNX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin DynaTech Fund returned 24.69%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Franklin DynaTech Fund	PAGE 1	208-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	24.69	10.92	16.88
Class C (with sales charge)	23.69	10.92	16.88
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%
Franklin DynaTech Fund	PAGE 2	208-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	208-ATSR-1125

Franklin DynaTech Fund
Class R [FDNRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$115	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin DynaTech Fund returned 25.32%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Franklin DynaTech Fund	PAGE 1	818-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	25.32	11.48	17.46
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%
Franklin DynaTech Fund	PAGE 2	818-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	818-ATSR-1125

Franklin DynaTech Fund
Class R6 [FDTRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$50	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin DynaTech Fund returned 26.04%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Franklin DynaTech Fund	PAGE 1	328-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	26.04	12.15	18.19
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%
Franklin DynaTech Fund	PAGE 2	328-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	328-ATSR-1125

Franklin DynaTech Fund
Advisor Class [FDYZX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin DynaTech Fund returned 25.95%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 25.53% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection in the industrial and energy sectors, along with the portfolio’s lack of exposure to the consumer staples, real estate and materials sectors as all three posted negative one-year returns on the Russell 1000 Growth Index (the Fund’s primary benchmark).

↑
Information technology (IT) stocks, which comprised just over half of the Fund’s total assets, had mixed industry-level outcomes supported by strategic underweighting in Apple as it lagged the benchmark average; beneficial stock selection in IT services; overweighting and stock selection in electronic equipment, instruments and components; and stock selection in communications equipment.

↑
Exceptionally strong rallies in several off-benchmark or overweighted holdings, including Axon Enterprise and Kratos Defense & Security Solutions (purchased during the period) in the industrials sector; AppLovin, Celestica, Shopify, Cloudflare (purchased during the period) and Taiwan Semiconductor Manufacturing in IT; Alphabet in communication services; and Robinhood Markets (purchased during the period) in financials.

Top detractors from performance:
↓
Overweighted exposure to health care companies as they collectively sold off and, to a lesser extent, unfavorable stock selection in financials. Within health care, Intuitive Surgical and other technology-focused medical equipment and supplies stocks traded lower, as did life sciences tools and services holdings such as key detractor Danaher (sold by period-end).

↓
Weak relative returns in several other industries, such as semiconductors and semiconductor equipment (due to stock selection), software (stock selection), automobiles (underweighting in Tesla), and broadline retail, based on lagging 12-month gains for e-commerce companies Amazon.com (overweight) and MercadoLibre (not an index component).

↓
Within IT, software industry results were hindered by underweighting in Palantir Technology (purchased during the period) as its equity value more than tripled, and overall declines for off-benchmark Constellation Software and overweight Synopsys. In semiconductor space, Monolithic Power Systems (significant overweight) and off-index ASML Holding were the key detractors as they appreciated less than the benchmark average.

Franklin DynaTech Fund	PAGE 1	628-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	25.95	12.04	18.05
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$29,449,022,573
Total Number of Portfolio Holdings	106
Total Management Fee Paid	$107,660,802
Portfolio Turnover Rate	29.61%
Franklin DynaTech Fund	PAGE 2	628-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	628-ATSR-1125

Franklin Growth Fund
Class A [FKGRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Growth Fund returned 12.53%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Franklin Growth Fund	PAGE 1	106-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	12.53	11.95	14.15
Class A (with sales charge)	6.34	10.69	13.51
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%
Franklin Growth Fund	PAGE 2	106-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	106-ATSR-1125

Franklin Growth Fund
Class C [FRGSX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$161	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Growth Fund returned 11.69%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Franklin Growth Fund	PAGE 1	206-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	11.69	11.11	13.30
Class C (with sales charge)	10.69	11.11	13.30
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%
Franklin Growth Fund	PAGE 2	206-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	206-ATSR-1125

Franklin Growth Fund
Class R [FGSRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$108	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Growth Fund returned 12.25%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Franklin Growth Fund	PAGE 1	806-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	12.25	11.67	13.87
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%
Franklin Growth Fund	PAGE 2	806-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	806-ATSR-1125

Franklin Growth Fund
Class R6 [FIFRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Growth Fund returned 12.89%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Franklin Growth Fund	PAGE 1	366-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	12.89	12.32	14.56
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%
Franklin Growth Fund	PAGE 2	366-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	366-ATSR-1125

Franklin Growth Fund
Advisor Class [FCGAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$55	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Growth Fund returned 12.82%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.60% and 25.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Amphenol was a leading contributor in the information technology (IT) sector. Demand trends for the electronic components manufacturer have been healthy across the board, particularly in its IT datacom business. Amphenol has also benefited from increased capital expenditures in data centers, primarily due to investments in artificial intelligence (AI) infrastructure. Data centers represent almost half of the company’s revenue, making Amphenol a significant beneficiary of corporate AI-related spending.

↑
TE Connectivity (TEL) was another top contributor in the IT sector. The company plays a key role in powering and connecting modern data centers, especially as demand surges from AI and cloud computing. TEL is a supplier of high-speed connectors, sensors and cable assemblies designed for advanced computing.

↑
Fund performance was helped by an off-benchmark exposure to BWX Technologies in the industrials sector. The company is a leading supplier of nuclear components and fuel to the U.S. government and the commercial nuclear power industry. Demand for nuclear solutions and the U.S. government focus on bolstering defense spending have been drivers of growth for the company.

Top detractors from performance:
↓
Macroeconomic headwinds and segment-specific challenges, particularly in China and diagnostics, hindered shares of Danaher in the health care sector. While the life sciences company posted modest revenue growth over the period, it issued cautious guidance, reflecting concerns about soft demand and pricing pressures.

↓
Also in the health care sector, shares of Mettler Toledo International were weighed down by margin pressures, cautious guidance, China-related headwinds and broader volatility in the life sciences tools space.

↓
A relative underweight in Broadcom within the IT sector as shares of the chipmaker moved higher during the period, boosted by strong financial results and the announcement of a $10-billion share repurchase program.

Franklin Growth Fund	PAGE 1	606-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	12.82	12.23	14.44
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Russell 1000 Growth Index	25.53	17.58	18.83
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$18,380,209,566
Total Number of Portfolio Holdings	95
Total Management Fee Paid	$77,208,383
Portfolio Turnover Rate	8.28%
Franklin Growth Fund	PAGE 2	606-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	606-ATSR-1125

Franklin Income Fund
Class A [FKIQX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class A shares of Franklin Income Fund returned 6.43%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	1109-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	6.43	9.52	7.36
Class A (with sales charge)	2.44	8.68	6.95
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	1109-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	1109-ATSR-1125

Franklin Income Fund
Class A1 [FKINX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class A1 shares of Franklin Income Fund returned 6.95%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	109-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	6.95	9.72	7.48
Class A1 (with sales charge)	2.76	8.90	7.08
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	109-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	109-ATSR-1125

Franklin Income Fund
Class C [FCISX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$113	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class C shares of Franklin Income Fund returned 6.28%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	209-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	6.28	9.07	6.90
Class C (with sales charge)	5.28	9.07	6.90
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	209-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	209-ATSR-1125

Franklin Income Fund
Class R [FISRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$98	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class R shares of Franklin Income Fund returned 6.31%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	809-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.31	9.26	7.06
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	809-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	809-ATSR-1125

Franklin Income Fund
Class R6 [FNCFX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Class R6 shares of Franklin Income Fund returned 7.15%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	390-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.15	9.96	7.72
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	390-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	390-ATSR-1125

Franklin Income Fund
Advisor Class [FRIAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$47	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 31, 2025, Advisor Class shares of Franklin Income Fund returned 6.70%. The Fund compares its performance to the Blended Benchmark†, which returned 5.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and industrials sectors, along with securitized products, led absolute fixed income returns during the period. Claritev and Freddie Mac contributed within health care and securitized products, respectively. CommScope also assisted returns within information technology (IT).

↑	Among equities, returns were driven by the IT, financials, and industrials sectors. On an individual issuer basis, Boeing, Fannie Mae, and Johnson & Johnson added value.
↑
Fixed income returns benefited from selection within the IT and health care sectors. Stock selection and an overweight allocation to the IT sector assisted equity returns, as did underweight positioning within consumer staples.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, U.S. Treasuries weakened returns. The materials sector also detracted from performance, driven by losses from Ardagh Holdings.
↓	Equity returns were hindered by performance within the consumer staples and materials sectors. By issuer, United Parcel Service, Target, and Merck & Co. were the leading detractors during the period.
↓
Selection within the materials sector, as well as selection and an underweight allocation to communication services companies, detracted from relative fixed income returns. Moreover, equity performance was weakened by selection and underweight positioning within health care. An underweight allocation to the industrials sector also weighed on equity returns.

Use of derivatives and the impact on performance:
The Fund utilized equity put and call options to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed to performance.
Franklin Income Fund	PAGE 1	609-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.70	9.75	7.59
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Russell 3000 Index	17.41	15.74	14.71
Blended Benchmark†	5.60	6.78	7.49
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$76,164,137,895
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	518
Total Management Fee Paid	$274,753,772
Portfolio Turnover Rate	62.14%
Franklin Income Fund	PAGE 2	609-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to better reflect that the equity portion of the Fund’s portfolio consists of convertible securities and equity-linked notes, in addition to common stock. Furthermore, the Fund’s principal investment strategies were revised to reduce the limit on debt securities that are rated below investment grade (i.e., “high yield” or “junk” bonds) to up to 35% of its total assets, to better reflect the Fund’s investments in such securities over the past five years (previously the Fund was permitted to invest in such securities without limit).
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	609-ATSR-1125

Franklin U.S. Government Securities Fund
Class A [FKFSX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin U.S. Government Securities Fund returned 2.42%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	1110-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	2.42	-0.57	0.70
Class A (with sales charge)	-1.42	-1.33	0.32
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
Franklin U.S. Government Securities Fund	PAGE 2	1110-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	1110-ATSR-1125

Franklin U.S. Government Securities Fund
Class A1 [FKUSX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin U.S. Government Securities Fund returned 2.34%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	110-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	2.34	-0.46	0.77
Class A1 (with sales charge)	-1.45	-1.23	0.39
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
Franklin U.S. Government Securities Fund	PAGE 2	110-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	110-ATSR-1125

Franklin U.S. Government Securities Fund
Class C [FRUGX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin U.S. Government Securities Fund returned 2.02%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	210-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	2.02	-0.95	0.26
Class C (with sales charge)	1.03	-0.95	0.26
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	210-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	210-ATSR-1125

Franklin U.S. Government Securities Fund
Class R [FUSRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin U.S. Government Securities Fund returned 2.16%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	810-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	2.16	-0.82	0.42
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	810-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	810-ATSR-1125

Franklin U.S. Government Securities Fund
Class R6 [FGORX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin U.S. Government Securities Fund returned 2.76%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	320-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.76	-0.21	1.05
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	320-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	320-ATSR-1125

Franklin U.S. Government Securities Fund
Advisor Class [FUSAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin U.S. Government Securities Fund returned 2.66%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 3.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Exposure to:
↑	Ginnie Mae II 6.0% coupons
↑	Ginnie Mae II 5.5% coupons
↑	Ginnie Mae II 6.5% coupons

Top detractors from performance:
Exposure to:
↓	Ginnie Mae II 2.5% coupons
↓	Ginnie Mae II 2.0% coupons
↓	Ginnie Mae II 3.0% coupons
Franklin U.S. Government Securities Fund	PAGE 1	610-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.66	-0.32	0.92
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
Bloomberg U.S. Government - Intermediate Index	3.51	0.36	1.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,118,624,254
Total Number of Portfolio Holdings	588
Total Management Fee Paid	$9,990,931
Portfolio Turnover Rate	30.83%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	610-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	610-ATSR-1125

Franklin Utilities Fund
Class A [FKUQX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Utilities Fund returned 13.99%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	1107-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	13.99	12.66	10.85
Class A (with sales charge)	9.72	11.80	10.43
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	1107-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	1107-ATSR-1125

Franklin Utilities Fund
Class A1 [FKUTX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin Utilities Fund returned 14.10%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	107-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	14.10	12.77	10.94
Class A1 (with sales charge)	9.83	11.91	10.51
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	107-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	107-ATSR-1125

Franklin Utilities Fund
Class C [FRUSX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Utilities Fund returned 13.51%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	207-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	13.51	12.22	10.38
Class C (with sales charge)	12.51	12.22	10.38
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	207-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	207-ATSR-1125

Franklin Utilities Fund
Class R [FRURX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$112	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Utilities Fund returned 13.70%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	807-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	13.70	12.39	10.55
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	807-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	807-ATSR-1125

Franklin Utilities Fund
Class R6 [FUFRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Utilities Fund returned 14.34%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	370-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	14.34	13.02	11.19
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	370-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	370-ATSR-1125

Franklin Utilities Fund
Advisor Class [FRUAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Utilities Fund returned 14.23%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 11.20% and 17.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the electric utilities industry, Entergy Corporation’s stock rose significantly over the period as investors priced in a dramatic acceleration in visible multiyear growth with the company having signed several new large-load customers in Arkansas and Louisiana. Management raised their capital expenditure and earnings outlook accordingly. The company also benefited from a supportive backdrop for utilities and constructive regulatory wins, which boosted earnings visibility and investor confidence.

↑
An underweight in NextEra Energy was also a relative contributor in the electric utilities industry as its shares lagged over the period. While the company continued to deliver solid annual earnings growth that ranked among the best in the industry, other utility companies experienced more improved growth opportunities over the period as they were not as reliant on renewables projects as NextEra.

↑
Vistra delivered standout performance in the independent power producers and energy traders’ industry. The company’s stock surge was fueled by rising power prices amid growing demand for electricity driven by artificial intelligence (AI) infrastructure, and anticipation that the company would sign a bilateral power sales agreement with hyperscalers at above-market prices. Vistra’s inclusion in the S&P 500 further boosted investor sentiment.

Top detractors from performance:
↓
While Constellation Energy was positive for standalone returns, an underweight allocation within the independent power producers and energy traders industry hindered relative performance. The company has been benefiting from a broader resurgence in nuclear power, including a major nuclear energy deal with Meta, and rising demand from AI-powered data centers.

↓
Edison International’s stock declined amid worries that the company’s equipment may have sparked the Eaton Fire in Los Angeles County, California. Related concerns about the viability of the California Wildfire Fund as well as regulatory uncertainty weighed on investor sentiment.

↓
Concerns about Edison related to wildfire Fund viability also had a large negative impact on PG&E’s share price. Although PG&E’s electric equipment had not caused any major fire activity in the state in the past couple of years, rising insurance costs in California raised concerns for all utilities in the state to meet future potential claims.

Franklin Utilities Fund	PAGE 1	607-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.23	12.95	11.10
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Utilities Index	11.20	11.44	10.88
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$7,300,661,388
Total Number of Portfolio Holdings	45
Total Management Fee Paid	$30,748,073
Portfolio Turnover Rate	10.80%
Franklin Utilities Fund	PAGE 2	607-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	607-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $483,078 in September 30, 2024 and $313,601 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $9,000 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in September 30, 2024 and $50,500 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $70,000 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $242,638 in September 30, 2024 and $377,023 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Custodian Funds
Financial Statements and Other Important Information
Annual | September 30, 2025
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 65
Notes to Financial Statements 74
Report of Independent Registered Public Accounting Firm 101
Tax Information 102
Changes In and Disagreements with Accountants 103
Results of Meeting(s) of Shareholders 103
Remuneration Paid to Directors, Officers and Others 103
Board Approval of Management and Subadvisory Agreements 103

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $165.87 $116.42 $92.78 $157.23 $121.24
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.80) (0.59) (0.38) (0.64) (0.82)
Net realized and unrealized gains (losses) ........... 43.31 50.04 24.02 (61.59) 36.81
Total from investment operations .................... 42.51 49.45 23.64 (62.23) 35.99
Less distributions from:
Net realized gains ............................. — — — (2.22) —
Net asset value, end of year ....................... $208.38 $165.87 $116.42 $92.78 $157.23
Total return
c
................................... 25.63% 42.49% 25.47% (40.15)% 29.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.79% 0.83% 0.82% 0.79%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.79% 0.83%
e
0.82%
e
0.79%
e
Net investment (loss) ............................ (0.45)% (0.41)% (0.35)% (0.50)% (0.56)%
Supplemental data
Net assets , end of year (000’s) ..................... $14,514,167 $11,920,330 $8,669,145 $7,214,315 $12,129,483
Portfolio turnover rate ............................ 29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $131.65 $93.09 $74.75 $128.06 $99.49
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.68) (1.34) (0.95) (1.29) (1.55)
Net realized and unrealized gains (losses) ........... 34.19 39.90 19.29 (49.80) 30.12
Total from investment operations .................... 32.51 38.56 18.34 (51.09) 28.57
Less distributions from:
Net realized gains ............................. — — — (2.22) —
Net asset value, end of year ....................... $164.16 $131.65 $93.09 $74.75 $128.06
Total return
c
................................... 24.69% 41.41% 24.55% (40.60)% 28.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.52% 1.54% 1.58% 1.57% 1.54%
Expenses net of waiver and payments by affiliates
d
...... 1.52% 1.54% 1.58%
e
1.57%
e
1.54%
e
Net investment (loss) ............................ (1.20)% (1.16)% (1.10)% (1.26)% (1.31)%
Supplemental data
Net assets , end of year (000’s) ..................... $1,014,886 $947,544 $774,154 $715,976 $1,339,016
Portfolio turnover rate ............................ 29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $158.57 $111.57 $89.14 $151.52 $117.13
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.19) (0.92) (0.62) (0.91) (1.14)
Net realized and unrealized gains (losses) ........... 41.33 47.92 23.05 (59.25) 35.53
Total from investment operations .................... 40.14 47.00 22.43 (60.16) 34.39
Less distributions from:
Net realized gains ............................. — — — (2.22) —
Net asset value, end of year ....................... $198.71 $158.57 $111.57 $89.14 $151.52
Total return .................................... 25.32% 42.12% 25.16% (40.29)% 29.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.04% 1.08% 1.07% 1.04%
Expenses net of waiver and payments by affiliates
c
...... 1.02% 1.04% 1.08%
d
1.07%
d
1.04%
d
Net investment (loss) ............................ (0.70)% (0.66)% (0.60)% (0.75)% (0.81)%
Supplemental data
Net assets , end of year (000’s) ..................... $299,989 $268,319 $212,068 $188,831 $311,646
Portfolio turnover rate ............................ 29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $176.35 $123.35 $97.95 $165.26 $127.01
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.22) (0.11) —
c
(0.18) (0.36)
Net realized and unrealized gains (losses) ........... 46.15 53.11 25.40 (64.91) 38.61
Total from investment operations .................... 45.93 53.00 25.40 (65.09) 38.25
Less distributions from:
Net realized gains ............................. — — — (2.22) —
Net asset value, end of year ....................... $222.28 $176.35 $123.35 $97.95 $165.26
Total return .................................... 26.04% 42.97% 25.92% (39.92)% 30.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.44% 0.45% 0.48% 0.46% 0.46%
Expenses net of waiver and payments by affiliates ....... 0.44%
d
0.45%
d
0.47%
e
0.45%
e
0.46%
d,e
Net investment income (loss) ...................... (0.12)% (0.07)% —%
f
(0.13)% (0.23)%
Supplemental data
Net assets , end of year (000’s) ..................... $9,653,041 $8,980,818 $7,515,703 $6,322,021 $9,820,184
Portfolio turnover rate ............................ 29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $173.63 $121.56 $96.64 $163.27 $125.58
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.37) (0.24) (0.11) (0.34) (0.48)
Net realized and unrealized gains (losses) ........... 45.42 52.31 25.03 (64.07) 38.17
Total from investment operations .................... 45.05 52.07 24.92 (64.41) 37.69
Less distributions from:
Net realized gains ............................. — — — (2.22) —
Net asset value, end of year ....................... $218.68 $173.63 $121.56 $96.64 $163.27
Total return .................................... 25.95% 42.83% 25.79% (39.99)% 30.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.54% 0.58% 0.57% 0.54%
Expenses net of waiver and payments by affiliates
c
...... 0.52% 0.54% 0.58%
d
0.57%
d
0.54%
d
Net investment (loss) ............................ (0.20)% (0.16)% (0.10)% (0.26)% (0.32)%
Supplemental data
Net assets , end of year (000’s) ..................... $3,966,939 $3,280,611 $2,499,474 $2,280,138 $4,352,531
Portfolio turnover rate ............................ 29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2025
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 3.4%
a
Axon Enterprise, Inc. ................................. United States 925,000 $ 663,817,000
Elbit Systems Ltd. ................................... Israel 50,000 25,490,000
a
Karman Holdings, Inc. ................................ United States 944,700 68,207,340
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,250,000 205,582,500
a
Rocket Lab Corp. ................................... United States 1,000,000 47,910,000
1,011,006,840
Automobiles 2.3%
a
Tesla, Inc. ......................................... United States 1,500,000 667,080,000
Biotechnology 2.3%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 150,000 68,400,000
a
Argenx SE ........................................ Netherlands 200,000 147,769,923
a
Ascendis Pharma A/S , ADR ........................... Denmark 600,000 119,286,000
a,b
Caris Life Sciences, Inc. .............................. United States 204,200 6,177,050
a
Insmed, Inc. ....................................... United States 750,000 108,007,500
a
Natera, Inc. ........................................ United States 1,500,000 241,455,000
691,095,473
Broadline Retail 10.0%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,195,700,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 467,388,000
a
Sea Ltd. , ADR ...................................... Singapore 1,625,000 290,436,250
2,953,524,250
Capital Markets 1.5%
a
Bullish, Inc. ........................................ United States 37,900 2,410,819
a,b
Gemini Space Station, Inc. , A .......................... United States 122,761 2,941,354
a
Robinhood Markets, Inc. , A ............................ United States 1,525,000 218,349,500
Tradeweb Markets, Inc. , A ............................. United States 1,900,000 210,862,000
434,563,673
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 1,425,000 207,636,750
Construction & Engineering 0.2%
a,b
Legence Corp. , A ................................... United States 378,768 11,669,842
Quanta Services, Inc. ................................ United States 150,000 62,163,000
73,832,842
Consumer Finance 0.0%
†
a
Figure Technology Solutions, Inc. , A ..................... United States 142,005 5,164,722
Electrical Equipment 0.6%
a
Bloom Energy Corp. , A ............................... United States 750,000 63,427,500
GE Vernova, Inc. .................................... United States 200,000 122,980,000
186,407,500
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp. , A .................................. United States 2,050,000 253,687,500
a
Celestica, Inc. ...................................... Canada 1,725,000 425,005,500
a
Trimble, Inc. ....................................... United States 150,000 12,247,500
690,940,500
Energy Equipment & Services 0.3%
Baker Hughes Co. , A ................................. United States 500,000 24,360,000
a
Oceaneering International, Inc. ......................... United States 500,000 12,390,000
TechnipFMC plc .................................... United Kingdom 1,000,000 39,450,000
76,200,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 3.3%
a
Netflix, Inc. ........................................ United States 435,000 $ 521,530,200
a
ROBLOX Corp. , A ................................... United States 2,000,000 277,040,000
a
Roku, Inc. , A ....................................... United States 200,000 20,026,000
a
Spotify Technology SA ................................ United States 200,000 139,600,000
958,196,200
Financial Services 4.7%
a
Affirm Holdings, Inc. , A ............................... United States 500,000 36,540,000
a,b
Klarna Group plc .................................... United Kingdom 284,010 10,408,966
Mastercard, Inc. , A .................................. United States 1,700,000 966,977,000
a
Toast, Inc. , A ....................................... United States 1,000,000 36,510,000
Visa, Inc. , A ........................................ United States 1,000,000 341,380,000
1,391,815,966
Ground Transportation 0.4%
a
Uber Technologies, Inc. ............................... United States 1,100,000 107,767,000
Health Care Equipment & Supplies 2.0%
a
Boston Scientific Corp. ............................... United States 1,000,000 97,630,000
a
IDEXX Laboratories, Inc. .............................. United States 50,000 31,944,500
a
Intuitive Surgical, Inc. ................................ United States 1,000,000 447,230,000
a,b
Kestra Medical Technologies Ltd. ....................... United States 200,000 4,752,000
Stryker Corp. ...................................... United States 50,000 18,483,500
600,040,000
Health Care Providers & Services 0.6%
a
GeneDx Holdings Corp. , A ............................. United States 250,000 26,935,000
a
Guardant Health, Inc. ................................ United States 1,500,000 93,720,000
a
HealthEquity, Inc. ................................... United States 200,000 18,954,000
a
Hinge Health, Inc. , A ................................. United States 520,100 25,526,508
165,135,508
Health Care Technology 1.4%
a
Doximity, Inc. , A .................................... United States 2,000,000 146,300,000
a
HeartFlow, Inc. ..................................... United States 304,700 10,256,202
Pro Medicus Ltd. .................................... Australia 500,000 101,797,892
a
Veeva Systems, Inc. , A ............................... United States 500,000 148,955,000
407,309,094
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. ............................... United States 50,000 269,963,500
a
DoorDash, Inc. , A ................................... United States 1,250,000 339,987,500
609,951,000
Interactive Media & Services 10.9%
Alphabet, Inc. , A .................................... United States 6,000,000 1,458,600,000
Meta Platforms, Inc. , A ............................... United States 2,250,000 1,652,355,000
a
Reddit, Inc. , A ...................................... United States 350,000 80,496,500
c
Scout24 SE , 144A , Reg S ............................. Germany 100,000 12,545,738
3,203,997,238
IT Services 4.2%
a
Cloudflare, Inc. , A ................................... United States 2,100,000 450,639,000
a
Shopify, Inc. , A ..................................... Canada 5,000,000 742,832,507
a
Snowflake, Inc. , A ................................... United States 250,000 56,387,500
1,249,859,007
Life Sciences Tools & Services 0.2%
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 20,000 14,252,965

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Tempus AI, Inc. , A ................................... United States 540,000 $ 43,583,400
57,836,365
Machinery 0.0%
†
a,b
Symbotic, Inc. , A .................................... United States 250,000 13,475,000
Pharmaceuticals 1.1%
a
Corcept Therapeutics, Inc. ............................ United States 200,000 16,622,000
Eli Lilly & Co. ...................................... United States 350,000 267,050,000
a
Ligand Pharmaceuticals, Inc. ........................... United States 200,000 35,428,000
319,100,000
Professional Services 0.1%
Verisk Analytics, Inc. , A ............................... United States 100,000 25,151,000
Semiconductors & Semiconductor Equipment 22.5%
Analog Devices, Inc. ................................. United States 800,000 196,560,000
a
ARM Holdings plc , ADR .............................. United States 200,000 28,298,000
ASML Holding NV , ADR .............................. Netherlands 100,000 96,809,000
Broadcom, Inc. ..................................... United States 4,750,000 1,567,072,500
KLA Corp. ......................................... United States 250,000 269,650,000
Lam Research Corp. ................................. United States 2,050,000 274,495,000
Monolithic Power Systems, Inc. ......................... United States 250,000 230,160,000
NVIDIA Corp. ...................................... United States 19,000,000 3,545,020,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,500,000 418,935,000
6,626,999,500
Software 20.1%
a
AppLovin Corp. , A ................................... United States 1,200,000 862,248,000
a
Cadence Design Systems, Inc. ......................... United States 1,250,000 439,075,000
a,b
Circle Internet Group, Inc. , A ........................... United States 118,300 15,684,214
Constellation Software, Inc. ............................ Canada 65,000 176,452,325
a
Crowdstrike Holdings, Inc. , A ........................... United States 200,000 98,076,000
a
Descartes Systems Group, Inc. (The) .................... Canada 400,000 37,692,000
a,b
Figma, Inc. , A ...................................... United States 80,458 4,173,356
a
Guidewire Software, Inc. .............................. United States 300,000 68,958,000
a
HubSpot, Inc. ...................................... United States 25,000 11,695,000
Intuit, Inc. ......................................... United States 250,000 170,727,500
a
Life360, Inc. ....................................... United States 550,000 58,465,000
a,c
Lumine Group, Inc. , Reg S ............................ Canada 500,000 14,744,557
Microsoft Corp. ..................................... United States 4,500,000 2,330,775,000
Oracle Corp. ....................................... United States 100,000 28,124,000
a
Palantir Technologies, Inc. , A ........................... United States 1,250,000 228,025,000
a
Palo Alto Networks, Inc. .............................. United States 2,000,000 407,240,000
Salesforce, Inc. ..................................... United States 25,000 5,925,000
a
ServiceNow, Inc. .................................... United States 550,000 506,154,000
a
ServiceTitan, Inc. , A ................................. United States 800,000 80,664,000
a
Synopsys, Inc. ..................................... United States 650,000 320,703,500
a
Tyler Technologies, Inc. ............................... United States 100,000 52,316,000
5,917,917,452
Specialty Retail 0.4%
a
Carvana Co. , A ..................................... United States 300,000 113,172,000
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. ........................................ United States 2,500,000 636,575,000
Total Common Stocks (Cost $ 10,589,795,244 ) .................................
29,401,749,880

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 100
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 $ —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,589,795,244 ) ..........................
29,401,749,880
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 46,741,591 46,741,591
Total Money Market Funds (Cost $ 46,741,591 ) ................................
46,741,591
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 55,963,000 55,963,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 55,963,000 ) .........................................................
55,963,000
Total Short Term Investments (Cost $ 102,704,591 ) .............................
102,704,591
a
Total Investments (Cost $ 10,692,499,835 ) 100.1% .............................
$29,504,454,471
Other Assets, less Liabilities (0.1) % .........................................
(55,431,898)
Net Assets 100.0% .........................................................
$29,449,022,573
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025. See Note 1(f).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $41,543,260, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $145.74 $115.08 $105.41 $151.73 $129.91
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 0.09 0.19 0.01 (0.06)
Net realized and unrealized gains (losses) ........... 16.88 38.24 20.19 (32.51) 32.67
Total from investment operations .................... 16.92 38.33 20.38 (32.50) 32.61
Less distributions from:
Net investment income .......................... (0.05) (0.22) — — (0.18)
Net realized gains ............................. (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ............................... (11.13) (7.67) (10.71) (13.82) (10.79)
Net asset value, end of year ....................... $151.53 $145.74 $115.08 $105.41 $151.73
Total return
c
................................... 12.53% 34.70% 20.43% (23.83)% 26.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.79% 0.80% 0.80% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.77% 0.79%
d
0.80%
d,e
0.80%
d,e
0.79%
d,e
Net investment income (loss) ...................... 0.03% 0.07% 0.17% 0.01% (0.04)%
Supplemental data
Net assets, end of year (000’s) ..................... $13,029,087 $12,619,339 $10,072,509 $9,118,403 $12,927,577
Portfolio turnover rate ............................ 8.28%
f
7.35% 2.86% 4.95%
f
6.04%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $122.17 $98.08 $91.92 $134.93 $117.27
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.83) (0.76) (0.57) (0.87) (1.01)
Net realized and unrealized gains (losses) ........... 13.85 32.30 17.44 (28.32) 29.28
Total from investment operations .................... 13.02 31.54 16.87 (29.19) 28.27
Less distributions from:
Net realized gains ............................. (11.08) (7.45) (10.71) (13.82) (10.61)
Net asset value, end of year ....................... $124.11 $122.17 $98.08 $91.92 $134.93
Total return
c
................................... 11.69% 33.69% 19.53% (24.40)% 25.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.53% 1.54% 1.55% 1.55% 1.54%
Expenses net of waiver and payments by affiliates ....... 1.52% 1.54%
d
1.55%
d,e
1.55%
d,e
1.54%
d,e
Net investment (loss) ............................ (0.72)% (0.68)% (0.59)% (0.75)% (0.79)%
Supplemental data
Net assets, end of year (000’s) ..................... $311,475 $355,424 $333,956 $407,722 $666,348
Portfolio turnover rate ............................ 8.28%
f
7.35% 2.86% 4.95%
f
6.04%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $143.66 $113.60 $104.43 $150.77 $129.28
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.30) (0.24) (0.10) (0.32) (0.41)
Net realized and unrealized gains (losses) ........... 16.59 37.75 19.98 (32.20) 32.51
Total from investment operations .................... 16.29 37.51 19.88 (32.52) 32.10
Less distributions from:
Net realized gains ............................. (11.08) (7.45) (10.71) (13.82) (10.61)
Net asset value, end of year ....................... $148.87 $143.66 $113.60 $104.43 $150.77
Total return .................................... 12.25% 34.36% 20.13% (24.01)% 26.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.04% 1.05% 1.05% 1.04%
Expenses net of waiver and payments by affiliates ....... 1.02% 1.04%
c
1.05%
c,d
1.05%
c,d
1.04%
c,d
Net investment (loss) ............................ (0.22)% (0.18)% (0.09)% (0.25)% (0.29)%
Supplemental data
Net assets, end of year (000’s) ..................... $285,538 $305,786 $256,889 $249,874 $395,301
Portfolio turnover rate ............................ 8.28%
e
7.35% 2.86% 4.95%
e
6.04%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $147.22 $116.16 $106.22 $152.40 $130.31
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.52 0.56 0.46 0.41
Net realized and unrealized gains (losses) ........... 17.06 38.60 20.34 (32.72) 32.76
Total from investment operations .................... 17.55 39.12 20.90 (32.26) 33.17
Less distributions from:
Net investment income .......................... (0.51) (0.61) (0.25) (0.10) (0.47)
Net realized gains ............................. (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ............................... (11.59) (8.06) (10.96) (13.92) (11.08)
Net asset value, end of year ....................... $153.18 $147.22 $116.16 $106.22 $152.40
Total return .................................... 12.89% 35.14% 20.83% (23.57)% 26.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.46% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by affiliates
c
...... 0.46% 0.46% 0.47%
d
0.46%
d
0.47%
d
Net investment income ........................... 0.35% 0.39% 0.49% 0.34% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $2,369,467 $2,735,878 $2,114,155 $2,000,923 $3,113,946
Portfolio turnover rate ............................ 8.28%
e
7.35% 2.86% 4.95%
e
6.04%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $147.28 $116.21 $106.25 $152.47 $130.38
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.42 0.47 0.34 0.30
Net realized and unrealized gains (losses) ........... 17.08 38.62 20.36 (32.74) 32.79
Total from investment operations .................... 17.47 39.04 20.83 (32.40) 33.09
Less distributions from:
Net investment income .......................... (0.37) (0.52) (0.16) — (0.39)
Net realized gains ............................. (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ............................... (11.45) (7.97) (10.87) (13.82) (11.00)
Net asset value, end of year ....................... $153.30 $147.28 $116.21 $106.25 $152.47
Total return .................................... 12.82% 35.04% 20.73% (23.64)% 26.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.54% 0.55% 0.55% 0.54%
Expenses net of waiver and payments by affiliates
c
...... 0.52% 0.54% 0.55%
d
0.55%
d
0.54%
d
Net investment income ........................... 0.27% 0.32% 0.42% 0.25% 0.21%
Supplemental data
Net assets, end of year (000’s) ..................... $2,384,642 $3,353,961 $2,860,970 $2,652,765 $4,229,679
Portfolio turnover rate ............................ 8.28%
e
7.35% 2.86% 4.95%
e
6.04%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current year information.

Franklin Custodian Funds
Schedule of Investments, September 30, 2025
Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 5.1%
BWX Technologies, Inc. .............................. United States 1,219,996 $ 224,930,662
Curtiss-Wright Corp. ................................. United States 271,918 147,635,159
Northrop Grumman Corp. ............................. United States 518,186 315,741,094
RTX Corp. ........................................ United States 1,438,537 240,710,396
929,017,311
Beverages 1.1%
a
Monster Beverage Corp. .............................. United States 3,073,250 206,860,457
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 416,511 96,438,957
Amgen, Inc. ....................................... United States 322,140 90,907,908
187,346,865
Broadline Retail 4.7%
a
Amazon.com, Inc. ................................... United States 3,631,003 797,259,329
a
MercadoLibre, Inc. .................................. Brazil 26,863 62,777,219
860,036,548
Building Products 2.4%
Johnson Controls International plc ....................... United States 1,607,840 176,782,008
Trane Technologies plc ............................... United States 633,992 267,519,264
444,301,272
Capital Markets 5.4%
BlackRock, Inc. ..................................... United States 118,345 137,974,885
Blackstone, Inc. .................................... United States 938,179 160,287,882
Charles Schwab Corp. (The) ........................... United States 2,009,772 191,872,933
Intercontinental Exchange, Inc. ......................... United States 1,290,852 217,482,745
S&P Global, Inc. .................................... United States 335,022 163,058,558
Tradeweb Markets, Inc. , A ............................. United States 1,079,272 119,777,606
990,454,609
Chemicals 3.2%
Air Products and Chemicals, Inc. ........................ United States 452,811 123,490,616
Ecolab, Inc. ........................................ United States 564,838 154,686,535
Linde plc .......................................... United States 635,420 301,824,500
580,001,651
Commercial Services & Supplies 0.7%
Republic Services, Inc. , A ............................. United States 589,518 135,282,591
Communications Equipment 0.5%
Motorola Solutions, Inc. ............................... United States 193,997 88,712,888
Construction Materials 1.1%
Martin Marietta Materials, Inc. .......................... United States 319,608 201,442,530
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp. .............................. United States 222,442 205,898,988
Electric Utilities 1.0%
NextEra Energy, Inc. ................................. United States 2,442,414 184,377,833
Electrical Equipment 1.6%
AMETEK, Inc. ...................................... United States 729,774 137,197,512
Eaton Corp. plc ..................................... United States 397,899 148,913,701
286,111,213

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 5.1%
Amphenol Corp. , A .................................. United States 4,889,349 $ 605,056,939
TE Connectivity plc .................................. Switzerland 1,550,762 340,438,782
945,495,721
Entertainment 1.2%
a
Netflix, Inc. ........................................ United States 166,640 199,788,029
a
Spotify Technology SA ................................ United States 25,569 17,847,162
217,635,191
Financial Services 4.2%
Mastercard, Inc. , A .................................. United States 870,040 494,887,452
Visa, Inc. , A ........................................ United States 821,641 280,491,805
775,379,257
Ground Transportation 2.4%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,287,372 95,896,340
Old Dominion Freight Line, Inc. ......................... United States 366,155 51,547,301
a
Uber Technologies, Inc. ............................... United States 532,783 52,196,750
Union Pacific Corp. .................................. United States 1,035,023 244,648,387
444,288,778
Health Care Equipment & Supplies 2.8%
Abbott Laboratories .................................. United States 708,704 94,923,814
a
Intuitive Surgical, Inc. ................................ United States 557,252 249,219,812
Stryker Corp. ...................................... United States 473,124 174,899,749
519,043,375
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc. .............................. United States 313,407 108,219,437
Health Care Technology 0.5%
a
Veeva Systems, Inc. , A ............................... United States 299,104 89,106,073
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc. ............................... United States 26,928 145,391,543
a
Chipotle Mexican Grill, Inc. , A .......................... United States 2,351,190 92,143,136
237,534,679
Interactive Media & Services 5.1%
Alphabet, Inc. , A .................................... United States 1,336,903 325,001,119
Alphabet, Inc. , C .................................... United States 1,715,655 417,847,775
Meta Platforms, Inc. , A ............................... United States 261,965 192,381,857
935,230,751
IT Services 0.5%
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 25,413 41,833,356
a
Shopify, Inc. , A ..................................... Canada 393,489 58,476,400
100,309,756
Life Sciences Tools & Services 3.7%
Agilent Technologies, Inc. ............................. United States 992,630 127,404,060
Danaher Corp. ..................................... United States 1,082,572 214,630,725
a
Mettler-Toledo International, Inc. ........................ United States 142,611 175,070,690
Thermo Fisher Scientific, Inc. .......................... United States 353,954 171,674,769
688,780,244
Machinery 3.7%
Deere & Co. ....................................... United States 338,199 154,644,875

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 2,112,151 $ 174,505,916
Parker-Hannifin Corp. ................................ United States 228,437 173,189,511
Xylem, Inc. ........................................ United States 1,157,462 170,725,645
673,065,947
Pharmaceuticals 2.1%
AstraZeneca plc , ADR ................................ United Kingdom 2,016,878 154,734,880
Eli Lilly & Co. ...................................... United States 295,396 225,387,148
380,122,028
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 100,575 29,518,763
Verisk Analytics, Inc. , A ............................... United States 170,338 42,841,710
72,360,473
Semiconductors & Semiconductor Equipment 15.7%
a
ARM Holdings plc , ADR .............................. United States 340,731 48,210,029
ASML Holding NV , ADR .............................. Netherlands 396,927 384,261,059
Broadcom, Inc. ..................................... United States 1,331,721 439,348,075
Lam Research Corp. ................................. United States 272,872 36,537,561
Monolithic Power Systems, Inc. ......................... United States 317,004 291,846,563
NVIDIA Corp. ...................................... United States 8,341,674 1,556,389,535
Texas Instruments, Inc. ............................... United States 743,946 136,685,199
2,893,278,021
Software 15.9%
a
Autodesk, Inc. ...................................... United States 732,557 232,711,382
b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 10,571,860
a
Crowdstrike Holdings, Inc. , A ........................... United States 126,882 62,220,395
a,d
Figma, Inc. , A ...................................... United States 52,718 2,734,483
Intuit, Inc. ......................................... United States 357,235 243,959,354
Microsoft Corp. ..................................... United States 2,629,009 1,361,695,212
a
Palo Alto Networks, Inc. .............................. United States 437,738 89,132,212
a,b,c
Plaid, Inc. , A ....................................... Japan 98,050 18,081,418
a
PTC, Inc. ......................................... United States 873,267 177,290,666
Salesforce, Inc. ..................................... United States 250,559 59,382,483
a
ServiceNow, Inc. .................................... United States 322,998 297,248,599
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 20,308,058
a
Synopsys, Inc. ..................................... United States 545,593 269,190,130
a
Tyler Technologies, Inc. ............................... United States 137,776 72,078,892
2,916,605,144
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. ........................................ United States 2,189,703 557,564,075
Trading Companies & Distributors 1.3%
Fastenal Co. ....................................... United States 4,980,152 244,226,654
Total Common Stocks (Cost $ 4,526,943,303 ) ..................................
18,098,090,360
Convertible Preferred Stocks 0.9%
Aerospace & Defense 0.3%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 53,092,601
IT Services 0.0%
†
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 2,353 3,873,367
a,b,c
Canva Australia Holdings Pty. Ltd. , A-3 ................... Australia 94 154,737
a,b,c
Canva Australia Holdings Pty. Ltd. , A-4 ................... Australia 8 13,169

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
IT Services (continued)
a,b,c
Canva Australia Holdings Pty. Ltd. , A-5 ................... Australia 5 $ 8,231
4,049,504
Software 0.6%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 20,615,872
a,b,c
OneTrust LLC , C .................................... United States 849,894 15,117,366
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 66,166,847
101,900,085
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
159,042,190
Preferred Stocks 0.6%
Life Sciences Tools & Services 0.6%
e
Sartorius AG , 0 .37% ................................. Germany 453,990 106,132,258
Total Preferred Stocks (Cost $ 156,961,737 ) ...................................
106,132,258
Total Long Term Investments (Cost $ 4,790,192,328 ) ...........................
18,363,264,808
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 52,469,504 52,469,504
Total Money Market Funds (Cost $ 52,469,504 ) ................................
52,469,504
h
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 2,570,000 2,570,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,570,000 ) ..........................................................
2,570,000
Total Short Term Investments (Cost $ 55,039,504 ) ..............................
55,039,504
a
Total Investments (Cost $ 4,845,231,832 ) 100.2% ..............................
$18,418,304,312
Other Assets, less Liabilities (0.2) % .........................................
(38,094,746)
Net Assets 100.0% .........................................................
$18,380,209,566
a a a

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 100 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at September 30, 2025. See Note 1 ( f ).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 ( f ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( f ) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.45 $2.19 $2.14 $2.47 $2.08
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.09 0.09 0.07 0.08
Net realized and unrealized gains (losses) ........... 0.06 0.30 0.09 (0.24) 0.42
Total from investment operations .................... 0.15 0.39 0.18 (0.17) 0.50
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.13) (0.11) (0.11)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.13) (0.13) (0.13) (0.16) (0.11)
Net asset value, end of year ....................... $2.47 $2.45 $2.19 $2.14 $2.47
Total return
c
................................... 6.43% 18.33% 8.33% (7.28)% 24.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.71% 0.71% 0.72% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.70%
d
0.70% 0.71%
d
0.71%
e
0.72%
d,e
Net investment income ........................... 3.83% 4.04% 4.02% 3.08% 3.19%
Supplemental data
Net assets , end of year (000’s) ..................... $24,950,812 $23,331,018 $19,705,319 $16,829,899 $16,044,379
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.45 $2.20 $2.15 $2.48 $2.08
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.10 0.09 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.07 0.28 0.09 (0.24) 0.43
Total from investment operations .................... 0.16 0.38 0.18 (0.16) 0.51
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.13) (0.12) (0.11)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.13) (0.13) (0.13) (0.17) (0.11)
Net asset value, end of year ....................... $2.48 $2.45 $2.20 $2.15 $2.48
Total return
c
................................... 6.95% 17.91% 8.43% (7.10)% 25.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.61% 0.61% 0.62% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.60%
d
0.60% 0.61%
d
0.61%
e
0.62%
d,e
Net investment income ........................... 3.92% 4.15% 4.11% 3.15% 3.32%
Supplemental data
Net assets , end of year (000’s) ..................... $29,517,454 $30,981,936 $29,633,019 $30,236,582 $35,704,730
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.50 $2.24 $2.19 $2.52 $2.12
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.08 0.07 0.07
Net realized and unrealized gains (losses) ........... 0.07 0.29 0.09 (0.25) 0.43
Total from investment operations .................... 0.15 0.38 0.17 (0.18) 0.50
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.10) (0.10)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.12) (0.12) (0.12) (0.15) (0.10)
Net asset value, end of year ....................... $2.53 $2.50 $2.24 $2.19 $2.52
Total return
c
................................... 6.28% 17.43% 8.19% (7.89)% 24.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.11% 1.11% 1.12% 1.13%
Expenses net of waiver and payments by affiliates ....... 1.10%
d
1.10% 1.11%
d
1.11%
e
1.12%
e
Net investment income ........................... 3.42% 3.65% 3.61% 2.63% 2.84%
Supplemental data
Net assets , end of year (000’s) ..................... $4,010,723 $4,549,815 $4,905,480 $5,654,802 $7,507,658
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.39 $2.15 $2.10 $2.43 $2.04
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.08 0.07 0.07
Net realized and unrealized gains (losses) ........... 0.06 0.27 0.09 (0.24) 0.43
Total from investment operations .................... 0.14 0.36 0.17 (0.17) 0.50
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.11) (0.11)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.12) (0.12) (0.12) (0.16) (0.11)
Net asset value, end of year ....................... $2.41 $2.39 $2.15 $2.10 $2.43
Total return .................................... 6.31% 17.41% 8.21% (7.61)% 24.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.96% 0.96% 0.97% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.95%
c
0.95% 0.96%
c
0.96%
d
0.97%
c,d
Net investment income ........................... 3.58% 3.80% 3.77% 2.84% 2.97%
Supplemental data
Net assets , end of year (000’s) ..................... $346,390 $334,157 $300,283 $270,060 $257,109
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.44 $2.19 $2.14 $2.47 $2.07
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.10 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.07 0.28 0.09 (0.24) 0.44
Total from investment operations .................... 0.17 0.38 0.19 (0.16) 0.52
Less distributions from:
Net investment income .......................... (0.14) (0.13) (0.14) (0.12) (0.12)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.14) (0.13) (0.14) (0.17) (0.12)
Net asset value, end of year ....................... $2.47 $2.44 $2.19 $2.14 $2.47
Total return .................................... 7.15% 18.18% 9.17% (7.38)% 25.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.41% 0.41% 0.41% 0.42% 0.43%
Expenses net of waiver and payments by affiliates ....... 0.40% 0.40% 0.40% 0.40%
c
0.41%
c
Net investment income ........................... 4.12% 4.35% 4.35% 3.43% 3.50%
Supplemental data
Net assets , end of year (000’s) ..................... $1,980,144 $1,938,998 $1,662,931 $1,158,685 $748,355
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.43 $2.18 $2.13 $2.46 $2.07
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.10 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.05 0.28 0.09 (0.24) 0.43
Total from investment operations .................... 0.15 0.38 0.19 (0.16) 0.51
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.14) (0.12) (0.12)
Net realized gains ............................. — — — (0.05) —
Total distributions ............................... (0.13) (0.13) (0.14) (0.17) (0.12)
Net asset value, end of year ....................... $2.45 $2.43 $2.18 $2.13 $2.46
Total return .................................... 6.70% 18.20% 9.16% (7.44)% 24.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.45% 0.46% 0.46% 0.47% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.45%
c
0.45% 0.46%
c
0.46%
d
0.47%
c,d
Net investment income ........................... 4.08% 4.30% 4.27% 3.32% 3.46%
Supplemental data
Net assets , end of year (000’s) ..................... $15,358,615 $14,603,259 $12,941,766 $11,638,757 $11,969,691
Portfolio turnover rate ............................ 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2025
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.1%
Aerospace & Defense 1.3%
a
Lockheed Martin Corp. ............................... United States 1,000,000 $ 499,210,000
Northrop Grumman Corp. ............................. United States 250,000 152,330,000
a
TransDigm Group, Inc. ............................... United States 250,000 329,505,000
981,045,000
Automobiles 0.2%
Mercedes-Benz Group AG ............................ Germany 2,500,000 157,574,987
Banks 1.0%
a
Bank of America Corp. ............................... United States 500,000 25,795,000
a
Citigroup, Inc. ...................................... United States 500,000 50,750,000
Fifth Third Bancorp .................................. United States 5,000,000 222,750,000
PNC Financial Services Group, Inc. (The) ................. United States 750,000 150,697,500
US Bancorp ....................................... United States 6,500,000 314,145,000
764,137,500
Beverages 1.7%
a
Coca-Cola Co. (The) ................................. United States 5,000,000 331,600,000
a
PepsiCo, Inc. ...................................... United States 7,000,000 983,080,000
1,314,680,000
Biotechnology 1.3%
a
AbbVie, Inc. ....................................... United States 3,000,000 694,620,000
a
Amgen, Inc. ....................................... United States 1,000,000 282,200,000
976,820,000
Chemicals 1.2%
a
Air Products and Chemicals, Inc. ........................ United States 2,250,000 613,620,000
a
Albemarle Corp. .................................... United States 2,500,000 202,700,000
BASF SE ......................................... Germany 2,500,000 124,910,624
941,230,624
Communications Equipment 0.2%
a
Cisco Systems, Inc. ................................. United States 2,500,000 171,050,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 1,500,000 134,550,000
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................... United States 7,000,000 307,650,000
Electric Utilities 2.0%
Duke Energy Corp. .................................. United States 2,500,000 309,375,000
a
NextEra Energy, Inc. ................................. United States 4,414,625 333,260,041
Southern Co. (The) .................................. United States 7,000,000 663,390,000
Xcel Energy, Inc. .................................... United States 3,000,000 241,950,000
1,547,975,041
Energy Equipment & Services 0.4%
Halliburton Co. ..................................... United States 3,000,000 73,800,000
Schlumberger NV ................................... United States 6,000,000 206,220,000
280,020,000
Food Products 0.5%
Mondelez International, Inc. , A .......................... United States 500,000 31,235,000
Nestle SA , ADR .................................... United States 4,000,000 367,080,000
398,315,000
Ground Transportation 1.0%
Norfolk Southern Corp. ............................... United States 150,000 45,061,500

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
a
Union Pacific Corp. .................................. United States 3,000,000 $ 709,110,000
754,171,500
Health Care Equipment & Supplies 0.3%
a
Abbott Laboratories .................................. United States 1,000,000 133,940,000
Medtronic plc ...................................... United States 1,340,000 127,621,600
261,561,600
Health Care Providers & Services 0.4%
a
Cigna Group (The) .................................. United States 400,000 115,300,000
UnitedHealth Group, Inc. .............................. United States 500,000 172,650,000
287,950,000
Hotels, Restaurants & Leisure 0.4%
a
McDonald's Corp. ................................... United States 1,000,000 303,890,000
Household Products 1.5%
Procter & Gamble Co. (The) ........................... United States 7,500,000 1,152,375,000
Industrial Conglomerates 0.6%
a
Honeywell International, Inc. ........................... United States 2,000,000 421,000,000
IT Services 0.8%
a
Accenture plc , A .................................... Ireland 1,000,000 246,600,000
a
International Business Machines Corp. ................... United States 1,250,000 352,700,000
599,300,000
Machinery 0.2%
a
Illinois Tool Works, Inc. ............................... United States 600,000 156,456,000
Media 0.4%
Comcast Corp. , A ................................... United States 8,500,000 267,070,000
Metals & Mining 0.0%
†
a
Freeport-McMoRan, Inc. .............................. United States 900,000 35,298,000
Multi-Utilities 1.1%
Dominion Energy, Inc. ................................ United States 5,856,900 358,266,573
a
Sempra, Inc. ....................................... United States 4,986,300 448,667,274
806,933,847
Oil, Gas & Consumable Fuels 4.6%
a
BP plc , ADR ....................................... United States 3,500,000 120,610,000
a
Chevron Corp. ..................................... United States 8,500,000 1,319,965,000
a
ConocoPhillips ..................................... United States 2,500,000 236,475,000
a
Exxon Mobil Corp. ................................... United States 11,500,000 1,296,625,000
a
Shell plc , ADR ...................................... United States 4,000,000 286,120,000
a
TotalEnergies SE , ADR ............................... France 4,000,000 238,760,000
3,498,555,000
Pharmaceuticals 3.3%
a
Bristol-Myers Squibb Co. .............................. United States 4,500,000 202,950,000
a
Johnson & Johnson ................................. United States 6,883,466 1,276,332,266
b,c
Mallinckrodt ARD LLC ................................ United States 1,154,712 119,512,692
a
Merck & Co., Inc. ................................... United States 5,800,000 486,794,000
Pfizer, Inc. ......................................... United States 17,000,000 433,160,000
2,518,748,958
Semiconductors & Semiconductor Equipment 0.6%
a
Analog Devices, Inc. ................................. United States 1,120,000 275,184,000
a
Marvell Technology, Inc. .............................. United States 1,250,000 105,087,500

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Texas Instruments, Inc. ............................... United States 500,000 $ 91,865,000
472,136,500
Specialty Retail 1.2%
a
Home Depot, Inc. (The) ............................... United States 2,000,000 810,380,000
a
Lowe's Cos., Inc. .................................... United States 500,000 125,655,000
936,035,000
Technology Hardware, Storage & Peripherals 0.3%
a
Dell Technologies, Inc. , C ............................. United States 1,635,123 231,811,388
Total Common Stocks (Cost $ 17,909,384,957 ) .................................
20,678,340,945
Management Investment Companies 0.1%
Capital Markets 0.1%
d
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 90,558,756
Total Management Investment Companies (Cost $ 100,000,000 ) .................
90,558,756
e
Equity-Linked Securities 19.5%
Aerospace & Defense 1.2%
f
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 1,500,000 265,899,137
f
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 1,560,000 221,512,752
f
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 1,275,000 250,032,941
f
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 8% , 5/14/26 United States 865,000 174,366,122
911,810,952
Air Freight & Logistics 0.2%
f
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 1,380,000 122,258,690
Banks 1.0%
f
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 5,400,000 243,376,576
f
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 5,000,000 250,612,627
f
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 2,900,000 269,878,745
763,867,948
Biotechnology 0.3%
f
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 855,000 242,763,055
Broadline Retail 0.3%
f
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 1,150,000 243,556,829
Chemicals 0.1%
f
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 825,000 66,957,868
Communications Equipment 0.4%
f
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 4,100,000 273,718,367
Consumer Staples Distribution & Retail 0.5%
f
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 3,000,000 266,163,150
f
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 1,615,000 146,911,715
413,074,865

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Containers & Packaging 0.3%
f
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 5,100,000 $ 242,243,901
Electric Utilities 0.3%
f
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 3,500,000 255,005,489
Energy Equipment & Services 0.6%
f
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 7,650,000 178,107,634
f
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 8,600,000 298,815,856
476,923,490
Health Care Equipment & Supplies 0.2%
f
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 1,850,000 179,083,161
Health Care Providers & Services 1.3%
f
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 3,639,100 253,306,746
f
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 950,000 318,043,730
f
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 520,000 177,857,925
f
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 3,500,000 259,490,312
1,008,698,713
Hotels, Restaurants & Leisure 0.5%
f
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 1,700,000 149,221,086
f
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 2,250,000 200,530,259
349,751,345
Interactive Media & Services 0.4%
f
Barclays Bank plc into Alphabet, Inc. , 144A, 8.5% , 4/23/26 .... United States 1,750,000 320,598,304
IT Services 0.9%
f
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 975,000 258,558,411
f
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 850,000 238,983,113
f
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. Ireland 805,000 210,120,841
707,662,365
Machinery 0.3%
f
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 480,000 192,862,125
Media 0.3%
f
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 6,900,000 220,618,374
Metals & Mining 1.0%
f
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 3,750,000 148,773,067
f
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 2,575,000 100,118,890
f
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 5,600,000 280,378,690
f
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 6,000,000 235,796,819
765,067,466
Oil, Gas & Consumable Fuels 0.9%
f
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500,000 286,611,092

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 2,225,000 $ 257,470,303
f
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 3,830,000 132,050,046
676,131,441
Pharmaceuticals 0.4%
f
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 3,100,000 262,096,360
Semiconductors & Semiconductor Equipment 5.2%
f
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 3,200,000 208,316,438
f
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 3,100,000 199,541,150
f
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 2,050,000 281,093,545
f
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 1,650,000 222,304,257
f
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 1,300,000 253,737,849
f
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 1,300,000 249,459,501
f
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 6,500,000 197,447,804
f
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 1,670,000 292,889,162
f
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 615,000 132,190,001
f
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 800,000 179,003,989
f
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 11,200,000 331,205,908
f
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 4/15/26 ................................ United States 3,010,000 186,787,284
f
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 1,560,000 288,091,769
f
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 674,000 131,839,359
f
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 8,450,000 240,021,272
f
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 4,500,000 328,446,885
f
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 1,250,000 213,099,576
3,935,475,749
Software 1.2%
f
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 450,000 113,511,566
f
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 725,000 323,137,502
f
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 1,625,000 274,657,992
f
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 880,000 215,216,179
926,523,239
Specialty Retail 1.2%
f
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 850,000 334,617,605
f
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 735,000 299,858,219
f
Toronto-Dominion Bank (The) into Lowe's Cos., Inc. , 144A, 7.5% ,
8/19/26 ......................................... United States 1,255,000 307,440,899
941,916,723

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Textiles, Apparel & Luxury Goods 0.5%
f
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 2,450,000 $ 173,994,301
f
Merrill Lynch BV into NIKE, Inc. , 144A, 9% , 8/10/26 .......... United States 2,400,000 175,811,315
349,805,616
Total Equity-Linked Securities (Cost $ 14,042,126,215 ) .........................
14,848,472,435
Convertible Preferred Stocks 1.7%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 5,580,000 388,200,600
Capital Markets 0.1%
Ares Management Corp. , B , 6.75% ...................... United States 1,000,000 49,690,000
Chemicals 0.3%
g
Albemarle Corp. , 7.25% .............................. United States 5,500,000 208,340,000
Electric Utilities 0.5%
NextEra Energy, Inc. , 7.234% .......................... United States 4,500,000 211,635,000
NextEra Energy, Inc. , 7.299% .......................... United States 3,500,000 174,545,000
386,180,000
Financial Services 0.3%
c
FNMA , 5.375% ..................................... United States 4,220 232,100,000
Total Convertible Preferred Stocks (Cost $ 1,254,115,474 ) ......................
1,264,510,600
Preferred Stocks 0.1%
Financial Services 0.1%
c
FNMA , 8.25% , S .................................... United States 4,000,000 66,400,000
Total Preferred Stocks (Cost $ 93,801,501 ) ....................................
66,400,000
Principal
Amount
*
Convertible Bonds 0.3%
Electric Utilities 0.1%
f
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 90,000,000 91,305,000
Multi-Utilities 0.1%
f
CenterPoint Energy, Inc. , Senior Note , 144A, 3% , 8/01/28 ..... United States 45,000,000 45,746,871
Pharmaceuticals 0.1%
Jazz Investments I Ltd. , Senior Note , 3.125% , 9/15/30 ........
United States 40,000,000 47,560,000
Total Convertible Bonds (Cost $ 175,000,000 ) .................................
184,611,871
Corporate Bonds 33.5%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 10,000,000 9,584,552
Senior Bond , 3.6% , 5/01/34 .......................... United States 25,000,000 22,625,214
Senior Bond , 3.25% , 2/01/35 ......................... United States 25,000,000 21,706,323
Senior Note , 5.04% , 5/01/27 ......................... United States 20,000,000 20,221,091
Senior Note , 5.15% , 5/01/30 ......................... United States 243,000,000 249,439,038
Senior Note , 6.388% , 5/01/31 ........................ United States 30,000,000 32,689,071
Senior Note , 6.528% , 5/01/34 ........................ United States 35,000,000 38,719,105
f
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 42,451,291
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 27,384,459
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 36,033,798

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
f
TransDigm, Inc. ,
Senior Note , 144A, 6.375% , 5/31/33 ................... United States 30,000,000 $ 30,412,288
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 100,000,000 102,030,900
Senior Secured Note , 144A, 6.375% , 3/01/29 ............ United States 100,000,000 102,365,100
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 50,000,000 51,851,500
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 100,000,000 103,079,500
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 105,000,000 106,256,115
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 100,000,000 103,467,403
1,100,316,748
Automobile Components 0.1%
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 73,209,668
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% ,
3/15/27 ......................................... United States 34,757,000 34,577,184
107,786,852
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ....................... United States 35,000,000 34,862,082
Senior Bond , 3.25% , 2/12/32 ......................... United States 120,000,000 105,026,219
Senior Bond , 6.1% , 8/19/32 .......................... United States 155,000,000 158,833,805
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 25,000,000 25,973,082
Senior Bond , 5.15% , 4/01/38 ......................... United States 140,000,000 134,009,408
f
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 73,000,000 68,013,772
526,718,368
Banks 2.7%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 44,321,167
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 120,000,000 120,018,718
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 91,842,054
Barclays plc ,
h
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 20,000,000 21,215,280
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 30,000,000 27,598,859
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 105,160,322
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 65,000,000 74,603,484
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 77,472,394
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 81,736,186
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 61,504,221
Citigroup, Inc. ,
h
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 75,000,000 77,373,525
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 75,000,000 81,876,114
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 164,978,006
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 85,000,000 89,085,675
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 30,000,000 30,112,489
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 20,000,000 21,077,296
JPMorgan Chase & Co. ,
h
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 52,731,100
h
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 100,000,000 103,624,400

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 $ 99,209,063
KeyBank NA ,
Senior Note , 5.85% , 11/15/27 ........................ United States 50,000,000 51,590,577
Sub. Bond , 4.9% , 8/08/32 ........................... United States 35,000,000 34,760,790
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 70,000,000 75,628,483
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,528,776
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 94,721,965
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 47,998,242
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 37,307,161
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 41,635,762
Wells Fargo & Co. ,
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 50,818,649
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 70,000,000 73,552,772
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 66,686,730
2,045,770,260
Building Products 0.2%
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 47,600,000 46,097,992
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note , 144A, 6.625% , 12/15/30 ........... United States 50,000,000 51,459,950
Senior Secured Note , 144A, 6.75% , 7/15/31 ............. United States 20,000,000 20,796,380
f
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 20,000,000 20,808,974
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 30,000,000 31,098,720
170,262,016
Capital Markets 1.0%
Charles Schwab Corp. (The) ,
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 32,119,119
Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29 .... United States 25,000,000 25,968,144
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 42,485,262
Goldman Sachs Group, Inc. (The) ,
h
Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter , Perpetual United States 10,000,000 10,399,580
g,h
Y , Junior Sub. Bond , 6.125% to 11/09/34, FRN thereafter ,
Perpetual ....................................... United States 25,000,000 25,405,575
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 30,000,000 26,988,401
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 75,000,000 84,114,929
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 69,278,342
Sub. Bond , 6.75% , 10/01/37 ......................... United States 60,000,000 67,252,199
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 38,477,466
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 226,939,669
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 33,586,709
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 70,368,562
753,383,957
Chemicals 0.9%
Celanese US Holdings LLC ,
Senior Bond , 6.879% , 7/15/32 ........................ United States 105,000,000 107,365,230
Senior Note , 6.665% , 7/15/27 ........................ United States 40,000,000 41,059,436
Senior Note , 7.05% , 11/15/30 ........................ United States 30,000,000 30,990,690

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ......................... United States 25,000,000 $ 24,979,023
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 37,634,093
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 25,000,000 23,935,353
f
International Flavors & Fragrances, Inc. ,
Senior Bond , 144A, 2.3% , 11/01/30 .................... United States 24,549,000 21,974,145
Senior Note , 144A, 1.832% , 10/15/27 .................. United States 5,206,000 4,954,075
f
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 20,000,000 20,448,720
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 35,000,000 35,310,687
f ,g
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 40,740,484
f
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 100,000,000 98,128,953
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 65,000,000 63,570,533
f
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 85,000,000 55,528,094
g
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 40,000,000 39,213,932
645,833,448
Commercial Services & Supplies 0.1%
f
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 50,000,000 51,289,500
Communications Equipment 1.1%
f
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 292,000,000 295,439,617
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 220,000,000 220,995,500
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 150,000,000 149,224,500
g
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 155,000,000 160,537,530
826,197,147
Consumer Finance 1.2%
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 51,145,838
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 89,167,224
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 78,685,895
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 41,123,805
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 45,251,272
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................ United States 45,000,000 44,677,808
Senior Bond , 6.125% , 3/08/34 ........................ United States 65,000,000 65,348,440
Senior Note , 6.95% , 6/10/26 ......................... United States 35,000,000 35,460,745
Senior Note , 4.95% , 5/28/27 ......................... United States 85,000,000 84,889,537
Senior Note , 6.8% , 5/12/28 .......................... United States 92,000,000 95,563,723
Senior Note , 7.35% , 3/06/30 ......................... United States 45,000,000 48,182,243
g
Senior Note , 6.532% , 3/19/32 ........................ United States 80,000,000 83,281,131
General Motors Financial Co., Inc. ,
Senior Bond , 6.4% , 1/09/33 .......................... United States 50,000,000 53,635,706
Senior Note , 5.8% , 6/23/28 .......................... United States 50,000,000 51,824,550
Senior Note , 5.8% , 1/07/29 .......................... United States 75,000,000 77,964,443
946,202,360
Containers & Packaging 1.5%
f
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ...................... United States 124,275,000 115,118,624
Senior Secured Note , 144A, 6% , 6/15/27 ................ United States 20,115,000 20,127,146

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 479,856,000 $ 185,051,668
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 260,000,000 250,887,000
f
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 40,000,000 41,063,800
f
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 250,000,000 250,783,250
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 250,000,000 252,763,250
1,115,794,738
Diversified REITs 0.2%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 50,000,000 50,512,808
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 99,650,649
150,163,457
Diversified Telecommunication Services 0.9%
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 207,600,000 206,370,946
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 165,700,000 164,241,051
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 82,500,000 79,228,627
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 102,000,000 103,485,222
f
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 135,000,000 135,001,688
688,327,534
Electric Utilities 2.4%
American Electric Power Co., Inc. , Senior Bond , 5.95% , 11/01/32
United States 30,000,000 32,190,409
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 60,000,000 61,643,889
f
NRG Energy, Inc. ,
Senior Bond , 144A, 3.625% , 2/15/31 ................... United States 65,000,000 60,148,367
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 75,000,000 76,928,700
i
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 150,000,000 150,115,294
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 48,300,000 45,696,524
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 100,000,000 100,619,643
Senior Note , 144A, 6% , 2/01/33 ...................... United States 125,000,000 127,040,750
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 30,000,000 33,189,690
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 30,000,000 28,765,815
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 116,500,000 115,737,714
Senior Bond , 6.15% , 1/15/33 ......................... United States 50,000,000 52,958,089
Senior Bond , 6.4% , 6/15/33 .......................... United States 30,000,000 32,262,333
Senior Note , 6.1% , 1/15/29 .......................... United States 49,000,000 51,276,209
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............
United States 107,284,000 106,372,513
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 100,000,000 106,632,700
Senior Bond , 5.7% , 10/15/32 ......................... United States 45,000,000 47,693,709
Senior Bond , 5.2% , 6/15/33 .......................... United States 40,000,000 41,191,123
f
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.5% , 9/01/26 ..................... United States 109,160,000 109,156,730
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 137,000,000 134,232,038
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 79,000,000 83,654,443
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 100,000,000 104,660,677
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 35,000,000 34,745,046
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 75,000,000 83,707,500

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
f
Vistra Operations Co. LLC, (continued)
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 28,500,000 $ 28,245,171
1,848,865,076
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 25,000,000 26,518,575
Senior Note , 6.4% , 4/15/33 .......................... United States 60,000,000 64,441,380
90,959,955
Energy Equipment & Services 0.5%
f
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 41,280,960
f
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 245,000,000 250,624,220
i
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 55,000,000 55,072,633
346,977,813
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 43,000,000 43,208,630
Senior Bond , 4.875% , 4/15/28 ........................ United States 70,000,000 71,549,509
114,758,139
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 85,000,000 88,821,175
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................... United States 68,000,000 72,670,920
Senior Bond , 6.875% , 5/15/34 ........................ United States 40,000,000 44,213,600
f
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 45,000,000 46,319,771
252,025,466
Ground Transportation 0.1%
f
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.55% , 5/30/33 .................... United Kingdom 55,000,000 56,764,788
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 35,000,000 37,017,860
93,782,648
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 113,027,194
f
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000,000 89,288,388
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 110,000,000 106,169,688
f
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 75,000,000 76,999,100
385,484,370
Health Care Providers & Services 6.2%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 52,000,000 51,106,503
Senior Note , 4.625% , 12/15/29 ....................... United States 141,100,000 136,899,625
Senior Note , 3.375% , 2/15/30 ........................ United States 47,000,000 43,266,411
f
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 600,000,000 620,238,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 518,000,000 412,286,560
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 600,000,000 435,725,532

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
f
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 575,000,000 $ 609,699,525
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 200,000,000 205,150,000
CVS Health Corp. ,
Senior Bond , 5.25% , 2/21/33 ......................... United States 95,000,000 97,227,615
Senior Bond , 4.78% , 3/25/38 ......................... United States 61,925,000 58,065,060
f
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 200,000,000 191,839,778
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 70,000,000 72,367,820
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 40,000,000 41,281,520
HCA, Inc. ,
Senior Bond , 5.625% , 9/01/28 ........................ United States 115,000,000 118,675,800
Senior Bond , 5.5% , 6/01/33 .......................... United States 90,000,000 93,537,756
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 36,838,033
f
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 49,409,502
f ,j
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, PIK,
11.5% , 12/31/30 ................................... United States 49,792,145 51,703,416
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 133,000,000 133,067,803
Senior Bond , 6.875% , 11/15/31 ....................... United States 55,258,000 60,115,068
Senior Note , 6.125% , 10/01/28 ....................... United States 510,000,000 510,728,775
Senior Secured Note , 4.25% , 6/01/29 .................. United States 95,000,000 92,857,778
Senior Secured Note , 6.125% , 6/15/30 ................. United States 425,000,000 430,952,907
Senior Secured Note , 6.75% , 5/15/31 .................. United States 159,775,000 165,538,687
4,718,579,474
Health Care Technology 0.0%
†
f ,j
Claritev Corp. , Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 United States 27,072,269 21,013,157
Hotels, Restaurants & Leisure 1.9%
f
Caesars Entertainment, Inc. ,
g
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 124,000,000 118,650,677
g
Senior Note , 144A, 6% , 10/15/32 ..................... United States 145,000,000 142,909,796
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 95,000,000 97,778,029
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 142,500,000 145,437,353
f
Carnival Corp. ,
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 85,000,000 86,608,880
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 115,000,000 117,951,590
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 .......................... United States 36,500,000 36,191,040
Senior Note , 3.25% , 2/15/30 ......................... United States 60,000,000 57,348,479
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 82,500,000 77,476,396
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 95,000,000 90,492,544
f
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 41,149,040
f
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 35,000,000 36,016,981
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 50,000,000 50,983,196
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 125,000,000 124,952,347
f
Wynn Macau Ltd. , Senior Bond , 144A, 5.5% , 10/01/27 ....... Macau 51,457,000 51,491,720
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 75,000,000 80,787,805
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 110,000,000 111,779,250
1,468,005,123

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 $ 20,648,840
f
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 35,000,000 37,108,260
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75% , 2/15/28 ......................... United States 25,000,000 24,702,958
Senior Note , 4.75% , 4/01/29 ......................... United States 40,000,000 39,268,588
121,728,646
Independent Power and Renewable Electricity Producers 0.4%
f
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 135,000,000 135,168,750
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 85,175,000 84,872,322
f ,h
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,236,130
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 97,750,000 99,314,000
329,591,202
Insurance 0.1%
f
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 31,746,402
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 66,298,505
98,044,907
Media 0.3%
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 125,000,000 124,883,950
f
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 53,473,959
f
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 45,000,000 47,992,815
226,350,724
Metals & Mining 1.1%
f
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 98,279,756
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 61,215,311
f
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 25,000,000 23,420,750
Senior Note , 144A, 6.875% , 11/01/29 .................. United States 59,265,000 60,445,618
Senior Note , 144A, 7% , 3/15/32 ...................... United States 97,000,000 98,087,855
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 55,000,000 56,191,850
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 55,000,000 56,708,301
f
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 155,500,000 148,569,754
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 75,000,000 77,558,100
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 62,035,000 63,625,205
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .......
United States 40,000,000 40,531,862
f
Mineral Resources Ltd. ,
Senior Note , 144A, 8% , 11/01/27 ...................... Australia 20,000,000 20,402,781
Senior Note , 144A, 8.5% , 5/01/30 ..................... Australia 25,000,000 26,024,750
831,061,893
Multi-Utilities 0.0%
†
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 20,000,000 20,859,942
Oil, Gas & Consumable Fuels 2.9%
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 72,624,000 72,887,814

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
(continued)
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 125,000,000 $ 124,020,987
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 83,565,000 83,135,058
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 140,000,000 143,500,000
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,771,582
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 41,252,310
f
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 77,000,000 77,053,014
Energy Transfer LP ,
Senior Bond , 5.75% , 2/15/33 ......................... United States 30,000,000 31,457,888
Senior Bond , 6.55% , 12/01/33 ........................ United States 25,000,000 27,356,037
Senior Bond , 5.6% , 9/01/34 .......................... United States 24,400,000 25,054,129
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 107,000,000 104,641,902
Senior Note , 144A, 6% , 4/15/30 ...................... United States 27,000,000 26,634,077
Kinder Morgan, Inc. ,
Senior Bond , 5.2% , 6/01/33 .......................... United States 67,000,000 68,631,874
Senior Bond , 5.4% , 2/01/34 .......................... United States 30,000,000 30,941,693
f
Matador Resources Co. ,
Senior Note , 144A, 6.875% , 4/15/28 ................... United States 30,000,000 30,637,470
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 35,000,000 35,359,415
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 40,000,000 40,287,960
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 80,000,000 85,774,640
Senior Bond , 6.125% , 1/01/31 ........................ United States 52,000,000 54,815,070
Senior Note , 6.375% , 9/01/28 ........................ United States 60,000,000 62,789,280
f
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 20,901,300
f
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 46,445,000 48,468,609
f
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 340,000,000 337,205,064
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 160,000,000 165,723,200
g
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 105,000,000 108,726,471
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 135,000,000 141,841,167
f
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 25,000,000 28,233,332
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 50,000,000 55,281,750
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 90,000,000 86,052,300
Senior Bond , 5.65% , 3/15/33 ......................... United States 40,000,000 42,039,131
2,232,474,524
Passenger Airlines 1.5%
f ,j
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK,
10.75% , 2/15/26 ................................... United States 145,000,000 145,480,559
f ,g
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 150,000,000 156,566,700
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 62,125,000 62,205,203
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 255,000,000 256,166,719
f
Avianca Midco 2 plc , Senior Secured Note , 144A, 9% , 12/01/28 United States 27,500,000 27,568,750
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 125,000,000 125,754,909

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
f ,g
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 100,000,000 $ 101,512,700
f
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 107,762,000 107,689,165
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 161,643,000 159,290,084
1,142,234,789
Personal Care Products 0.1%
f
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 31,014,180
f
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 66,665,690
97,679,870
Pharmaceuticals 0.5%
f
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 32,000,000 32,826,945
f
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... United States 150,000,000 156,140,876
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 53,705,950
Teva Pharmaceutical Finance Netherlands III BV ,
g
Senior Note , 6.75% , 3/01/28 ......................... Israel 26,000,000 27,011,608
Senior Note , 7.875% , 9/15/29 ........................ Israel 25,000,000 27,313,625
Senior Note , 8.125% , 9/15/31 ........................ Israel 30,000,000 34,338,540
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 36,025,561
367,363,105
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 80,000,000 78,994,778
f
Senior Bond , 144A, 3.469% , 4/15/34 ................... United States 35,000,000 31,955,355
f
Senior Note , 144A, 4% , 4/15/29 ...................... United States 20,000,000 19,914,171
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 ........................ United States 40,000,000 42,502,022
Senior Note , 6.75% , 11/01/29 ........................ United States 55,000,000 59,801,143
233,167,469
Software 0.2%
f
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 50,000,000 46,437,820
Oracle Corp. , Senior Bond , 6.25% , 11/09/32 ...............
United States 95,000,000 103,271,215
149,709,035
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 80,000,000 84,475,491
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 60,747,520
f
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 50,000,000 50,888,000
196,111,011
Specialty Retail 0.2%
Home Depot, Inc. (The) , Senior Bond , 5.875% , 12/16/36 ......
United States 20,000,000 21,788,266
Lowe's Cos., Inc. ,
Senior Bond , 2.625% , 4/01/31 ........................ United States 40,000,000 36,518,596
Senior Bond , 3.75% , 4/01/32 ......................... United States 48,000,000 45,930,682
Senior Bond , 5% , 4/15/33 ........................... United States 17,000,000 17,400,202
121,637,746
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.75% , 2/01/33 ......................... United States 40,000,000 42,322,145

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp., (continued)
Senior Note , 5.3% , 10/01/29 ......................... United States 55,000,000 $ 56,806,790
HP, Inc. ,
Senior Bond , 5.5% , 1/15/33 .......................... United States 35,000,000 36,269,717
Senior Note , 4% , 4/15/29 ........................... United States 20,000,000 19,799,092
155,197,744
Textiles, Apparel & Luxury Goods 0.3%
f ,j
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 210,000,000 227,044,020
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 2.726% , 3/25/31 ........................ United Kingdom 25,000,000 22,851,773
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 53,500,000 58,754,170
Senior Note , 2.259% , 3/25/28 ........................ United Kingdom 37,812,000 36,140,664
Philip Morris International, Inc. ,
Senior Bond , 5.75% , 11/17/32 ........................ United States 41,000,000 43,711,412
Senior Bond , 5.375% , 2/15/33 ........................ United States 25,000,000 26,115,743
187,573,762
Trading Companies & Distributors 0.5%
f
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 35,000,000 36,383,935
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 30,000,000 31,340,910
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 140,000,000 139,693,733
Senior Bond , 3.875% , 2/15/31 ........................ United States 30,000,000 28,402,800
Senior Bond , 3.75% , 1/15/32 ......................... United States 31,000,000 28,740,758
f
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 73,800,000 76,052,302
340,614,438
Total Corporate Bonds (Cost $ 24,866,019,829 ) ................................
25,546,942,433
k
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.0%
†
l
TransDigm, Inc., First Lien, CME Term Loan, J , 6.502% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 19,849,246 19,861,851
l
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 54,637,249 54,459,678
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.413% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 39,900,000 39,920,349
94,380,027
a a a a a a
Chemicals 0.0%
†
l
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 1/31/29 ............. United States 19,850,000 19,893,372
Communications Equipment 0.0%
†
l
CommScope, Inc., First Lien, Initial CME Term Loan , 8.913% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 20,000,000 20,270,500
l
Containers & Packaging 0.2%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 90,193,196 90,156,217

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Containers & Packaging (continued)
i,m
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 47,423 $ 47,403
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.28% , ( 1-month SOFR + 3% ), 4/15/27 ........ United States 19,898,219 19,926,176
110,129,796
a a a a a a
Health Care Equipment & Supplies 0.0%
†
l
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan , 6.163% , ( 1-month SOFR + 2% ), 10/23/30 ........... United States 19,850,000 19,860,918
Health Care Providers & Services 0.1%
l
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.058% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 30,300,462 30,300,462
IT Services 0.2%
l
X Corp., First Lien, CME Term Loan, B1 , 10.958% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 178,622,449 175,471,549
Media 0.0%
†
l
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.541% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 19,900,000 19,914,328
Personal Care Products 0.2%
l
OPAL US LLC, First Lien, CME Term Loan, B2 , 7.252% , ( 3-month
SOFR + 3.25% ), 4/23/32 ............................ United States 140,000,000 140,542,500
Textiles, Apparel & Luxury Goods 0.1%
l
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 45,000,000 45,272,025
Total Senior Floating Rate Interests (Cost $ 692,569,349 ) .......................
695,897,328
U.S. Government and Agency Securities 6.9%
U.S. Treasury Bonds ,
4.125%, 8/15/53 .................................. United States 750,000,000 678,134,767
4.625%, 5/15/54 .................................. United States 600,000,000 589,664,064
n
4 .85% , 11/15/54 .................................. United States 1,000,000,000 251,409,470
4.5%, 11/15/54 ................................... United States 250,000,000 240,781,250
4.75%, 5/15/55 ................................... United States 750,000,000 752,578,125
U.S. Treasury Notes ,
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,487,958,990
4.25%, 5/15/35 ................................... United States 1,250,000,000 1,261,718,750
Total U.S. Government and Agency Securities (Cost $ 5,110,746,992 ) ............
5,262,245,416
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 36,877,708 37,934,292
2023-1 , A , 5.8% , 1/15/36 ............................ United States 46,648,550 48,411,688
86,345,980
a a a a a a
Total Asset-Backed Securities (Cost $ 83,406,406 ) .............................
86,345,980
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.9%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 563,990,515 559,919,558
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 403,904,101 401,193,303
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 2/01/55 ............. United States 1,110,942,279 1,121,816,629

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 108,752,423 $ 111,268,506
2,194,197,996
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 21,115,754 20,306,216
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 337,580,892 336,352,658
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 291,547,122 294,357,450
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 269,550,974 275,558,093
926,574,417
Government National Mortgage Association (GNMA) Fixed Rate 2.2%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 7/20/55 ...... United States 662,745,660 668,771,483
GNMA II, Single-family, 30 Year , 6%, 3/20/55 - 7/20/55 ....... United States 590,814,987 601,382,981
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............... United States 363,938,602 370,708,806
1,640,863,270
Total Mortgage-Backed Securities (Cost $ 4,685,078,444 ) .......................
4,761,635,683
Shares
a
Escrows and Litigation Trusts 0.0%
b,c
Endo, Inc., Escrow Account ............................ United States 307,256,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 69,012,249,167 ) ..........................
73,485,961,447
a
Short Term Investments 3.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.3%
n
U.S. Treasury Bills ,
3.75%, 10/14/25 ................................... United States 250,000,000 249,635,775
3.86%, 10/21/25 ................................... United States 250,000,000 249,439,028
3.86%, 10/23/25 ................................... United States 250,000,000 249,385,453
3.91%, 10/28/25 ................................... United States 250,000,000 249,242,575
3.92%, 10/30/25 ................................... United States 250,000,000 249,185,672
3.9%, 11/04/25 .................................... United States 250,000,000 249,054,745
3.92%, 11/06/25 ................................... United States 250,000,000 248,995,625
3.93%, 11/13/25 ................................... United States 250,000,000 248,804,093
3.92%, 11/18/25 ................................... United States 250,000,000 248,671,667
3.94%, 11/25/25 ................................... United States 250,000,000 248,476,042
2,490,890,675
Total U.S. Government and Agency Securities (Cost $ 2,490,980,152 ) ............
2,490,890,675
Shares
Money Market Funds 0.1%
d,o
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 50,647,897 50,647,897
Total Money Market Funds (Cost $ 50,647,897 ) ................................
50,647,897

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
p
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,o
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 111,490,000 $ 111,490,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 111,490,000 ) ........................................................
111,490,000
Total Short Term Investments (Cost $ 2,653,118,049 ) ...........................
2,653,028,572
a
Total Investments (Cost $ 71,665,367,216 ) 100.0% .............................
$76,138,990,019
Options Written (0.3) % .....................................................
(203,967,089)
Other Assets, less Liabilities 0.3% ...........................................
229,114,965
Net Assets 100.0% .........................................................
$76,164,137,895
a a a
Number of
Contracts
Notional
Amount
#
q
Options Written (0.3)%
Calls - Exchange-Traded
Equity Options (0.2)%
Abbott Laboratories , November Strike Price $ 145.00 , Expires
11/21/25 ........................................ 5,000 66,970,000 (595,000)
Abbott Laboratories , January Strike Price $ 145.00 , Expires
1/16/26 ......................................... 5,000 66,970,000 (1,220,000)
AbbVie, Inc. , November Strike Price $ 210.00 , Expires 11/21/25 . 5,000 115,770,000 (11,835,000)
AbbVie, Inc. , November Strike Price $ 220.00 , Expires 11/21/25 . 5,000 115,770,000 (7,700,000)
AbbVie, Inc. , December Strike Price $ 220.00 , Expires 12/19/25 . 5,000 115,770,000 (8,690,000)
AbbVie, Inc. , November Strike Price $ 230.00 , Expires 11/21/25 . 5,000 115,770,000 (4,540,000)
AbbVie, Inc. , December Strike Price $ 240.00 , Expires 12/19/25 . 10,000 231,540,000 (6,450,000)
Accenture plc , November Strike Price $ 325.00 , Expires 11/21/25 5,000 123,300,000 (337,500)
Air Products and Chemicals, Inc. , December Strike Price $ 330.00 ,
Expires 12/19/25 .................................. 5,000 136,360,000 —
Albemarle Corp. , December Strike Price $ 110.00 , Expires
12/19/25 ........................................ 10,000 81,080,000 (1,830,000)
Amgen, Inc. , December Strike Price $ 300.00 , Expires 12/19/25 . 10,000 282,200,000 (7,200,000)
Analog Devices, Inc. , November Strike Price $ 270.00 , Expires
11/21/25 ........................................ 5,000 122,850,000 (1,500,000)
Analog Devices, Inc. , December Strike Price $ 270.00 , Expires
12/19/25 ........................................ 6,200 152,334,000 (3,100,000)
Bank of America Corp. , November Strike Price $ 55.00 , Expires
11/21/25 ........................................ 5,000 25,795,000 (440,000)
BP plc , November Strike Price $ 35.00 , Expires 11/21/25 ...... 15,000 51,690,000 (1,725,000)
BP plc , November Strike Price $ 37.00 , Expires 11/21/25 ...... 20,000 68,920,000 (1,000,000)
Bristol-Myers Squibb Co. , November Strike Price $ 52.50 , Expires
11/21/25 ........................................ 10,000 45,100,000 (300,000)
Chevron Corp. , November Strike Price $ 165.00 , Expires 11/21/25 20,000 310,580,000 (3,600,000)
Chevron Corp. , November Strike Price $ 170.00 , Expires 11/21/25 10,000 155,290,000 (890,000)
Chevron Corp. , December Strike Price $ 170.00 , Expires 12/19/25 15,000 232,935,000 (2,220,000)
Chevron Corp. , January Strike Price $ 170.00 , Expires 1/16/26 .. 10,000 155,290,000 (2,200,000)
Chevron Corp. , December Strike Price $ 175.00 , Expires 12/19/25 10,000 155,290,000 (850,000)
Cigna Group (The) , December Strike Price $ 340.00 , Expires
12/19/25 ........................................ 4,000 115,300,000 (980,000)
Cisco Systems, Inc. , December Strike Price $ 75.00 , Expires
12/19/25 ........................................ 20,000 136,840,000 (2,180,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (0.2)% (continued)
Citigroup, Inc. , December Strike Price $ 105.00 , Expires 12/19/25 5,000 50,750,000 $ (2,165,000)
Coca-Cola Co. (The) , November Strike Price $ 75.00 , Expires
11/21/25 ........................................ 10,000 66,320,000 (120,000)
ConocoPhillips , November Strike Price $ 110.00 , Expires 11/21/25 4,000 37,836,000 (164,000)
Dell Technologies, Inc. , December Strike Price $ 150.00 , Expires
12/19/25 ........................................ 5,000 70,885,000 (4,410,000)
Dell Technologies, Inc. , December Strike Price $ 160.00 , Expires
12/19/25 ........................................ 10,000 141,770,000 (5,490,000)
Exxon Mobil Corp. , November Strike Price $ 120.00 , Expires
11/21/25 ........................................ 20,000 225,500,000 (2,460,000)
Exxon Mobil Corp. , December Strike Price $ 120.00 , Expires
12/19/25 ........................................ 20,000 225,500,000 (3,560,000)
Exxon Mobil Corp. , January Strike Price $ 125.00 , Expires 1/16/26 20,000 225,500,000 (2,820,000)
Freeport-McMoRan, Inc. , December Strike Price $ 50.00 , Expires
12/19/25 ........................................ 5,000 19,610,000 (255,000)
Home Depot, Inc. (The) , November Strike Price $ 420.00 , Expires
11/21/25 ........................................ 10,000 405,190,000 (8,720,000)
Home Depot, Inc. (The) , November Strike Price $ 440.00 , Expires
11/21/25 ........................................ 5,000 202,595,000 (1,505,000)
Home Depot, Inc. (The) , November Strike Price $ 450.00 , Expires
11/21/25 ........................................ 5,000 202,595,000 (810,000)
Honeywell International, Inc. , December Strike Price $ 230.00 ,
Expires 12/19/25 .................................. 5,000 105,250,000 (1,335,000)
Honeywell International, Inc. , November Strike Price $ 240.00 ,
Expires 11/21/25 .................................. 5,000 105,250,000 (325,000)
Honeywell International, Inc. , December Strike Price $ 240.00 ,
Expires 12/19/25 .................................. 5,000 105,250,000 (550,000)
Illinois Tool Works, Inc. , December Strike Price $ 280.00 , Expires
12/19/25 ........................................ 6,000 156,456,000 (1,710,000)
International Business Machines Corp. , November Strike Price
$ 295.00 , Expires 11/21/25 ........................... 10,000 282,160,000 (10,250,000)
Johnson & Johnson , November Strike Price $ 190.00 , Expires
11/21/25 ........................................ 10,000 185,420,000 (3,380,000)
Lockheed Martin Corp. , December Strike Price $ 500.00 , Expires
12/19/25 ........................................ 2,500 124,802,500 (5,687,500)
Lockheed Martin Corp. , December Strike Price $ 550.00 , Expires
12/19/25 ........................................ 2,500 124,802,500 (1,450,000)
Lowe's Cos., Inc. , November Strike Price $ 270.00 , Expires
11/21/25 ........................................ 5,000 125,655,000 (1,600,000)
Marvell Technology, Inc. , November Strike Price $ 95.00 , Expires
11/21/25 ........................................ 12,500 105,087,500 (3,675,000)
McDonald's Corp. , October Strike Price $ 320.00 , Expires
10/17/25 ........................................ 5,000 151,945,000 (205,000)
McDonald's Corp. , December Strike Price $ 320.00 , Expires
12/19/25 ........................................ 5,000 151,945,000 (2,500,000)
Merck & Co., Inc. , November Strike Price $ 100.00 , Expires
11/21/25 ........................................ 10,000 83,930,000 (290,000)
Merck & Co., Inc. , December Strike Price $ 100.00 , Expires
12/19/25 ........................................ 10,000 83,930,000 (580,000)
NextEra Energy, Inc. , December Strike Price $ 77.50 , Expires
12/19/25 ........................................ 10,000 75,490,000 (2,770,000)
NextEra Energy, Inc. , November Strike Price $ 80.00 , Expires
11/21/25 ........................................ 10,000 75,490,000 (1,340,000)
NextEra Energy, Inc. , December Strike Price $ 80.00 , Expires
12/19/25 ........................................ 10,000 75,490,000 (1,760,000)
PepsiCo, Inc. , January Strike Price $ 150.00 , Expires 1/16/26 ... 5,000 70,220,000 (1,695,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (0.2)% (continued)
PepsiCo, Inc. , November Strike Price $ 160.00 , Expires 11/21/25 10,000 140,440,000 $ (570,000)
Sempra, Inc. , October Strike Price $ 85.00 , Expires 10/17/25 ... 4,863 43,757,274 (2,446,089)
Shell plc , November Strike Price $ 75.00 , Expires 11/21/25 ..... 10,000 71,530,000 (820,000)
Texas Instruments, Inc. , November Strike Price $ 195.00 , Expires
11/21/25 ........................................ 5,000 91,865,000 (2,455,000)
TotalEnergies SE , January Strike Price $ 67.50 , Expires 1/16/26 . 10,000 59,690,000 (460,000)
TransDigm Group, Inc. , November Strike Price $ 1,390.00 , Expires
11/21/25 ........................................ 1,250 164,752,500 (1,950,000)
Union Pacific Corp. , December Strike Price $ 240.00 , Expires
12/19/25 ........................................ 5,000 118,185,000 (4,000,000)
(157,665,089)
Puts - Exchange-Traded
Equity Options (0.1)%
Abbott Laboratories , November Strike Price $ 125.00 , Expires
11/21/25 ........................................ 5,000 66,970,000 (940,000)
AbbVie, Inc. , December Strike Price $ 185.00 , Expires 12/19/25 . 10,000 231,540,000 (780,000)
AbbVie, Inc. , November Strike Price $ 190.00 , Expires 11/21/25 . 5,000 115,770,000 (270,000)
Accenture plc , November Strike Price $ 225.00 , Expires 11/21/25 5,000 123,300,000 (1,950,000)
Albemarle Corp. , December Strike Price $ 60.00 , Expires 12/19/25 10,000 81,080,000 (1,380,000)
Amazon.com, Inc. , December Strike Price $ 200.00 , Expires
12/19/25 ........................................ 10,000 219,570,000 (5,270,000)
Amgen, Inc. , December Strike Price $ 250.00 , Expires 12/19/25 . 5,000 141,100,000 (2,100,000)
Analog Devices, Inc. , November Strike Price $ 210.00 , Expires
11/21/25 ........................................ 5,000 122,850,000 (900,000)
Apple, Inc. , November Strike Price $ 180.00 , Expires 11/21/25 .. 10,000 254,630,000 (230,000)
BlackRock, Inc. , November Strike Price $ 1,030.00 , Expires
11/21/25 ........................................ 2,000 233,174,000 (1,340,000)
Broadcom, Inc. , December Strike Price $ 275.00 , Expires 12/19/25 5,000 164,955,000 (4,165,000)
Cisco Systems, Inc. , November Strike Price $ 62.50 , Expires
11/21/25 ........................................ 20,000 136,840,000 (1,580,000)
Coca-Cola Co. (The) , November Strike Price $ 65.00 , Expires
11/21/25 ........................................ 10,000 66,320,000 (1,120,000)
ConocoPhillips , November Strike Price $ 85.00 , Expires 11/21/25 5,000 47,295,000 (625,000)
Delta Air Lines, Inc. , November Strike Price $ 50.00 , Expires
11/21/25 ........................................ 10,000 56,750,000 (1,370,000)
Exxon Mobil Corp. , January Strike Price $ 105.00 , Expires 1/16/26 20,000 225,500,000 (4,720,000)
Honeywell International, Inc. , November Strike Price $ 200.00 ,
Expires 11/21/25 .................................. 5,000 105,250,000 (1,800,000)
Honeywell International, Inc. , December Strike Price $ 200.00 ,
Expires 12/19/25 .................................. 5,000 105,250,000 (2,300,000)
International Business Machines Corp. , November Strike Price
$ 225.00 , Expires 11/21/25 ........................... 10,000 282,160,000 (1,000,000)
International Business Machines Corp. , November Strike Price
$ 235.00 , Expires 11/21/25 ........................... 4,000 112,864,000 (692,000)
Lockheed Martin Corp. , December Strike Price $ 350.00 , Expires
12/19/25 ........................................ 2,500 124,802,500 (167,500)
Lowe's Cos., Inc. , November Strike Price $ 230.00 , Expires
11/21/25 ........................................ 5,000 125,655,000 (1,515,000)
Marvell Technology, Inc. , November Strike Price $ 60.00 , Expires
11/21/25 ........................................ 10,000 84,070,000 (370,000)
McDonald's Corp. , November Strike Price $ 275.00 , Expires
11/21/25 ........................................ 5,000 151,945,000 (695,000)
Merck & Co., Inc. , November Strike Price $ 75.00 , Expires
11/21/25 ........................................ 10,000 83,930,000 (900,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (0.1)% (continued)
Microsoft Corp. , December Strike Price $ 440.00 , Expires
12/19/25 ........................................ 2,500 129,487,500 $ (800,000)
NVIDIA Corp. , November Strike Price $ 135.00 , Expires 11/21/25 10,000 186,580,000 (830,000)
Sempra, Inc. , October Strike Price $ 70.00 , Expires 10/17/25 ... 5,000 44,990,000 (40,000)
Synopsys, Inc. , November Strike Price $ 380.00 , Expires 11/21/25 2,500 123,347,500 (487,500)
Texas Instruments, Inc. , December Strike Price $ 145.00 , Expires
12/19/25 ........................................ 10,000 183,730,000 (1,450,000)
Texas Instruments, Inc. , January Strike Price $ 160.00 , Expires
1/16/26 ......................................... 10,000 183,730,000 (4,170,000)
UnitedHealth Group, Inc. , November Strike Price $ 250.00 ,
Expires 11/21/25 .................................. 5,000 172,650,000 (345,000)
(46,302,000)
Total Options Written (Premiums received $ 200,658,270 ) .......................
$ (203,967,089)
See Abbreviations on page 100 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
Non-income producing.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
See Note 1(e) regarding equity-linked securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $30,171,911,124, representing 39.6% of net assets.
g
A portion or all of the security is on loan at September 30, 2025. See Note 1(f).
h
Perpetual security with no stated maturity date.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Income may be received in additional securities and/or cash.
k
See Note 1(g) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 8 regarding unfunded loan commitments.
n
The rate shown represents the yield at period end.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(f) regarding securities on loan.
q
See Note 1(d) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.19 $4.86 $5.03 $5.89 $6.09
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.14 0.12 0.08 0.05
Net realized and unrealized gains (losses) ........... (0.03) 0.35 (0.14) (0.81) (0.12)
Total from investment operations .................... 0.12 0.49 (0.02) (0.73) (0.07)
Less distributions from:
Net investment income .......................... (0.17) (0.16) (0.15) (0.13) (0.13)
Net asset value, end of year ....................... $5.14 $5.19 $4.86 $5.03 $5.89
Total return
c
................................... 2.42% 10.25% (0.49)% (12.50)% (1.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.85% 0.81% 0.87% 0.87%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.84% 0.80% 0.86%
d
0.87%
d,e
Net investment income ........................... 2.93% 2.79% 2.45% 1.44% 0.79%
Supplemental data
Net assets , end of year (000’s) ..................... $535,302 $592,336 $607,527 $687,607 $1,020,574
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.20 $4.86 $5.03 $5.90 $6.09
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.15 0.13 0.09 0.05
Net realized and unrealized gains (losses) ........... (0.03) 0.36 (0.14) (0.82) (0.10)
Total from investment operations .................... 0.12 0.51 (0.01) (0.73) (0.05)
Less distributions from:
Net investment income .......................... (0.18) (0.17) (0.16) (0.14) (0.14)
Net asset value, end of year ....................... $5.14 $5.20 $4.86 $5.03 $5.90
Total return
c
................................... 2.34% 10.58% (0.38)% (12.55)% (0.89)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.74% 0.70% 0.76% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.74%
d
0.69% 0.76%
d,e
0.76%
e
Net investment income ........................... 3.03% 2.90% 2.55% 1.56% 0.90%
Supplemental data
Net assets , end of year (000’s) ..................... $1,147,655 $1,293,199 $1,362,598 $1,592,268 $2,104,978
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.15 $4.82 $5.00 $5.85 $6.04
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.12 0.10 0.06 0.02
Net realized and unrealized gains (losses) ........... (0.03) 0.35 (0.15) (0.80) (0.10)
Total from investment operations .................... 0.10 0.47 (0.05) (0.74) (0.08)
Less distributions from:
Net investment income .......................... (0.15) (0.14) (0.13) (0.11) (0.11)
Net asset value, end of year ....................... $5.10 $5.15 $4.82 $5.00 $5.85
Total return
c
................................... 2.02% 9.88% (1.12)% (12.77)% (1.41)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.26% 1.25% 1.21% 1.27% 1.27%
Expenses net of waiver and payments by affiliates ....... 1.25% 1.24% 1.20% 1.26%
d
1.27%
d,e
Net investment income ........................... 2.52% 2.39% 2.04% 1.04% 0.39%
Supplemental data
Net assets , end of year (000’s) ..................... $29,487 $43,646 $60,693 $116,145 $196,643
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.19 $4.86 $5.03 $5.89 $6.09
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.13 0.11 0.07 0.03
Net realized and unrealized gains (losses) ........... (0.03) 0.35 (0.14) (0.81) (0.11)
Total from investment operations .................... 0.11 0.48 (0.03) (0.74) (0.08)
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.14) (0.12) (0.12)
Net asset value, end of year ....................... $5.14 $5.19 $4.86 $5.03 $5.89
Total return .................................... 2.16% 9.97% (0.74)% (12.72)% (1.41)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.10% 1.05% 1.12% 1.11%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.09% 1.05%
c
1.11%
d
1.11%
c,d
Net investment income ........................... 2.68% 2.54% 2.20% 1.20% 0.55%
Supplemental data
Net assets , end of year (000’s) ..................... $12,562 $13,803 $14,078 $15,476 $19,513
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.22 $4.88 $5.06 $5.92 $6.12
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.16 0.14 0.10 0.07
Net realized and unrealized gains (losses) ........... (0.03) 0.36 (0.15) (0.81) (0.12)
Total from investment operations .................... 0.14 0.52 (0.01) (0.71) (0.05)
Less distributions from:
Net investment income .......................... (0.19) (0.18) (0.17) (0.15) (0.15)
Net asset value, end of year ....................... $5.17 $5.22 $4.88 $5.06 $5.92
Total return .................................... 2.76% 10.81% (0.34)% (12.11)% (0.80)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.51% 0.46% 0.50% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.51% 0.50% 0.45% 0.50%
c,d
0.51%
c
Net investment income ........................... 3.27% 3.14% 2.80% 1.81% 1.15%
Supplemental data
Net assets , end of year (000’s) ..................... $175,752 $186,048 $204,317 $202,611 $304,650
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.21 $4.88 $5.05 $5.92 $6.11
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.15 0.14 0.09 0.06
Net realized and unrealized gains (losses) ........... (0.03) 0.35 (0.15) (0.81) (0.10)
Total from investment operations .................... 0.13 0.50 (0.01) (0.72) (0.04)
Less distributions from:
Net investment income .......................... (0.18) (0.17) (0.16) (0.15) (0.15)
Net asset value, end of year ....................... $5.16 $5.21 $4.88 $5.05 $5.92
Total return .................................... 2.66% 10.48% (0.24)% (12.39)% (0.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.60% 0.55% 0.62% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.59% 0.55%
c
0.61%
d
0.62%
c,d
Net investment income ........................... 3.17% 3.04% 2.70% 1.67% 1.04%
Supplemental data
Net assets , end of year (000’s) ..................... $217,865 $255,448 $262,569 $300,303 $692,010
Portfolio turnover rate ............................ 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2025
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.5%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 14,181,856
4.5%, 2/15/44 .................................................... 33,400,000 32,675,898
4.625%, 5/15/54 ................................................... 6,000,000 5,896,641
Total U.S. Government and Agency Securities (Cost $ 55,178,974 ) .................
52,754,395
Mortgage-Backed Securities 95.4%
Government National Mortgage Association (GNMA) Fixed Rate 95.4%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,713,937 2,707,668
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 90,787,530 92,306,481
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 37,797,256 39,270,933
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 34,791,251 36,676,501
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 7,135,039 7,394,790
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 4,182,865 4,386,251
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 208,852 217,480
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 504 520
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 8,644,429 8,094,030
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 26,418,685 25,390,700
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 49,480,164 49,267,718
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 532,038 540,658
GNMA I, Single-family, 30 Year , 7.25%, 12/15/25 ............................ 1,222 1,220
GNMA I, Single-family, 30 Year , 7.5%, 1/15/26 - 7/15/31 ...................... 452,479 459,778
GNMA I, Single-family, 30 Year , 8%, 1/15/26 - 9/15/30 ........................ 145,351 146,702
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,244,250 2,258,376
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 670,183 680,892
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 15,764,749 16,526,066
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 554,012 573,761
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 155,771 163,051
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 4,262 4,279
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 135,725,945 112,303,504
GNMA II, Single-family, 30 Year , 2%, 8/20/50 - 6/20/51 ....................... 32,379,183 26,805,138
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 13,061,278 11,056,149
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 58,872,977 50,763,814
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 175,098,911 150,980,388
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 70,795,729 61,022,321
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 44,558,635 38,420,898
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 71,134,615 61,314,061
GNMA II, Single-family, 30 Year , 2.5%, 1/20/52 ............................. 29,009,383 25,004,579
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 15,123,635 13,860,401
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 10,909,329 9,915,586
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 14,706,442 13,354,517
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 11,815,208 10,706,244
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 19,101,416 17,316,112
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 83,554,054 74,713,290
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 22,362,900 19,996,735
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 73,722,053 65,174,023
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 23,295,171 22,113,476
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 29,378,168 27,899,916
GNMA II, Single-family, 30 Year , 3.5%, 5/20/43 ............................. 8,805,294 8,336,861
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 10,207,320 9,627,514
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 105,658,303 97,789,799
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 38,442,780 36,269,443
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 9,321,489 9,027,271
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 8,877,519 8,597,301
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 25,316,755 24,235,374
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 19,358,004 18,531,131
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 12,331,445 11,804,693
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... 51,970,407 49,940,453

Franklin Custodian Funds
Schedule of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. $ 8,644,626 $ 8,652,777
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 9,545,783 9,607,544
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 13,814,226 13,903,606
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 9,890,702 9,954,699
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 31,104,346 30,421,587
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... 28,631,289 28,743,376
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 22,498,722 22,451,880
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 26,561,059 26,494,812
GNMA II, Single-family, 30 Year , 5%, 9/20/53 ............................... 21,327,242 21,265,258
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 23,238,480 23,759,644
GNMA II, Single-family, 30 Year , 5%, 12/20/54 .............................. 21,417,430 21,339,727
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 20,171,164 20,456,361
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 40,892,810 41,345,689
GNMA II, Single-family, 30 Year , 5.5%, 5/20/54 ............................. 43,171,413 43,598,327
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 6/20/55 ...................... 32,314,571 33,218,047
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 90,965,927 91,813,351
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............................... 36,168,830 36,786,098
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 6/20/55 ....................... 6,231,092 6,348,183
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 91,707,084 93,363,653
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............................... 11,580,000 11,807,385
GNMA II, Single-family, 30 Year , 6.5%, 3/20/55 ............................. 34,322,360 35,302,262
GNMA II, Single-family, 30 Year , 6.5%, 12/20/25 - 5/20/55 ..................... 4,884,238 5,157,892
GNMA II, Single-family, 30 Year , 6.5%, 6/20/55 ............................. 9,636,080 9,921,309
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,091,991 1,132,544
GNMA II, Single-family, 30 Year , 7.5%, 12/20/25 - 4/20/32 ..................... 84,309 86,982
GNMA II, Single-family, 30 Year , 8%, 5/20/26 - 6/20/30 ....................... 33,651 34,721
2,020,916,561
Total Mortgage-Backed Securities (Cost $ 2,212,173,805 ) .........................
2,020,916,561
Total Long Term Investments (Cost $ 2,267,352,779 ) .............................
2,073,670,956
a
a a a a
Short Term Investments 1.9%
Shares
a
Money Market Funds 1.9%
a,b
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 40,759,933 40,759,933
Total Money Market Funds (Cost $ 40,759,933 ) ..................................
40,759,933
Total Short Term Investments (Cost $ 40,759,933 ) ................................
40,759,933
a
Total Investments (Cost $ 2,308,112,712 ) 99.8% ..................................
$2,114,430,889
Other Assets, less Liabilities 0.2% .............................................
4,193,365
Net Assets 100.0% ...........................................................
$2,118,624,254
See Abbreviations on page 100 .
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.67 $18.64 $20.26 $20.20 $19.76
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.52 0.49 0.46 0.43
Net realized and unrealized gains (losses) ........... 2.62 6.74 (1.33) 0.67 1.94
Total from investment operations .................... 3.15 7.26 (0.84) 1.13 2.37
Less distributions from:
Net investment income .......................... (0.56) (0.49) (0.47) (0.47) (0.52)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (2.03) (1.23) (0.78) (1.07) (1.93)
Net asset value, end of year ....................... $25.79 $24.67 $18.64 $20.26 $20.20
Total return
c
................................... 13.99% 40.74% (4.55)% 5.56% 12.29%
Ratios to average net assets
Expenses
d
.................................... 0.80% 0.81% 0.81%
e
0.82%
e
0.82%
e
Net investment income ........................... 2.20% 2.54% 2.34% 2.08% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $1,641,721 $1,386,488 $1,116,740 $1,200,671 $982,201
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.68 $18.65 $20.27 $20.21 $19.77
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.54 0.50 0.47 0.45
Net realized and unrealized gains (losses) ........... 2.62 6.74 (1.31) 0.68 1.94
Total from investment operations .................... 3.17 7.28 (0.81) 1.15 2.39
Less distributions from:
Net investment income .......................... (0.58) (0.51) (0.50) (0.49) (0.54)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (2.05) (1.25) (0.81) (1.09) (1.95)
Net asset value, end of year ....................... $25.80 $24.68 $18.65 $20.27 $20.21
Total return
c
................................... 14.10% 40.85% (4.45)% 5.67% 12.40%
Ratios to average net assets
Expenses
d
.................................... 0.70% 0.71% 0.71%
e
0.72%
e
0.72%
e
Net investment income ........................... 2.29% 2.65% 2.42% 2.16% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $3,453,500 $3,373,642 $2,752,653 $3,230,150 $3,321,370
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.51 $18.53 $20.14 $20.09 $19.65
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.43 0.39 0.36 0.34
Net realized and unrealized gains (losses) ........... 2.60 6.70 (1.30) 0.67 1.95
Total from investment operations .................... 3.02 7.13 (0.91) 1.03 2.29
Less distributions from:
Net investment income .......................... (0.46) (0.41) (0.39) (0.38) (0.44)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (1.93) (1.15) (0.70) (0.98) (1.85)
Net asset value, end of year ....................... $25.60 $24.51 $18.53 $20.14 $20.09
Total return
c
................................... 13.51% 40.18% (4.91)% 5.11% 11.91%
Ratios to average net assets
Expenses
d
.................................... 1.20% 1.21% 1.21%
e
1.22%
e
1.22%
e
Net investment income ........................... 1.79% 2.13% 1.90% 1.66% 1.69%
Supplemental data
Net assets , end of year (000’s) ..................... $196,416 $214,725 $218,134 $302,959 $350,553
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.55 $18.56 $20.17 $20.12 $19.68
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.47 0.43 0.40 0.38
Net realized and unrealized gains (losses) ........... 2.61 6.70 (1.31) 0.67 1.94
Total from investment operations .................... 3.07 7.17 (0.88) 1.07 2.32
Less distributions from:
Net investment income .......................... (0.50) (0.44) (0.42) (0.42) (0.47)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (1.97) (1.18) (0.73) (1.02) (1.88)
Net asset value, end of year ....................... $25.65 $24.55 $18.56 $20.17 $20.12
Total return .................................... 13.70% 40.36% (4.76)% 5.26% 12.06%
Ratios to average net assets
Expenses
c
..................................... 1.05% 1.06% 1.06%
d
1.07%
d
1.07%
d
Net investment income ........................... 1.94% 2.29% 2.08% 1.83% 1.85%
Supplemental data
Net assets , end of year (000’s) ..................... $117,107 $105,849 $89,085 $103,579 $83,441
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.95 $18.84 $20.47 $20.40 $19.93
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.59 0.56 0.54 0.50
Net realized and unrealized gains (losses) ........... 2.65 6.81 (1.34) 0.67 1.96
Total from investment operations .................... 3.26 7.40 (0.78) 1.21 2.46
Less distributions from:
Net investment income .......................... (0.63) (0.55) (0.54) (0.54) (0.58)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (2.10) (1.29) (0.85) (1.14) (1.99)
Net asset value, end of year ....................... $26.11 $24.95 $18.84 $20.47 $20.40
Total return .................................... 14.34% 41.15% (4.24)% 5.90% 12.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.52% 0.52% 0.54% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.50% 0.49%
c
0.50%
c
0.50%
c
Net investment income ........................... 2.50% 2.85% 2.64% 2.41% 2.42%
Supplemental data
Net assets , end of year (000’s) ..................... $331,069 $271,797 $187,585 $223,710 $153,969
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.96 $18.84 $20.47 $20.40 $19.93
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.58 0.54 0.52 0.48
Net realized and unrealized gains (losses) ........... 2.65 6.82 (1.33) 0.68 1.97
Total from investment operations .................... 3.24 7.40 (0.79) 1.20 2.45
Less distributions from:
Net investment income .......................... (0.62) (0.54) (0.53) (0.53) (0.57)
Net realized gains ............................. (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ............................... (2.09) (1.28) (0.84) (1.13) (1.98)
Net asset value, end of year ....................... $26.11 $24.96 $18.84 $20.47 $20.40
Total return .................................... 14.23% 41.12% (4.31)% 5.82% 12.62%
Ratios to average net assets
Expenses
c
..................................... 0.55% 0.56% 0.56%
d
0.57%
d
0.57%
d
Net investment income ........................... 2.45% 2.79% 2.57% 2.32% 2.35%
Supplemental data
Net assets , end of year (000’s) ..................... $1,560,848 $1,366,364 $1,134,602 $1,383,667 $1,200,859
Portfolio turnover rate ............................ 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2025
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Electric Utilities 59.0%
Alliant Energy Corp. ................................. United States 3,500,000 $ 235,935,000
American Electric Power Co., Inc. ....................... United States 600,000 67,500,000
Constellation Energy Corp. ............................ United States 800,000 263,256,000
Duke Energy Corp. .................................. United States 2,550,000 315,562,500
Edison International ................................. United States 2,850,000 157,548,000
Entergy Corp. ...................................... United States 4,350,000 405,376,500
Evergy, Inc. ........................................ United States 4,150,000 315,483,000
Eversource Energy .................................. United States 1,000,000 71,140,000
Exelon Corp. ....................................... United States 5,100,000 229,551,000
FirstEnergy Corp. ................................... United States 3,200,000 146,624,000
a
Hawaiian Electric Industries, Inc. ........................ United States 2,702,702 29,837,830
NextEra Energy, Inc. ................................. United States 8,300,000 626,567,000
NRG Energy, Inc. ................................... United States 800,000 129,560,000
OGE Energy Corp. .................................. United States 1,600,000 74,032,000
PG&E Corp. ....................................... United States 15,800,000 238,264,000
Pinnacle West Capital Corp. ........................... United States 850,000 76,211,000
PPL Corp. ......................................... United States 7,000,000 260,120,000
Southern Co. (The) .................................. United States 4,000,000 379,080,000
SSE plc .......................................... United Kingdom 465,698 10,923,275
TXNM Energy, Inc. .................................. United States 1,300,000 73,515,000
Xcel Energy, Inc. .................................... United States 2,500,000 201,625,000
4,307,711,105
Gas Utilities 0.8%
ONE Gas, Inc. ..................................... United States 700,000 56,658,000
Independent Power and Renewable Electricity Producers 8.0%
Clearway Energy, Inc. , C .............................. United States 1,400,000 39,550,000
Drax Group plc ..................................... United Kingdom 12,000,000 113,172,953
a
Talen Energy Corp. .................................. United States 100,000 42,538,000
Vistra Corp. ........................................ United States 2,000,000 391,840,000
587,100,953
Multi-Utilities 26.5%
Ameren Corp. ...................................... United States 2,119,148 221,196,668
CenterPoint Energy, Inc. .............................. United States 4,800,000 186,240,000
CMS Energy Corp. .................................. United States 1,500,000 109,890,000
Dominion Energy, Inc. ................................ United States 1,800,000 110,106,000
DTE Energy Co. .................................... United States 1,300,000 183,859,000
E.ON SE .......................................... Germany 5,000,000 94,177,327
National Grid plc .................................... United Kingdom 7,000,000 100,580,694
NiSource, Inc. ...................................... United States 6,000,000 259,800,000
Northwestern Energy Group, Inc. ....................... United States 1,300,000 76,193,000
Public Service Enterprise Group, Inc. .................... United States 2,000,000 166,920,000
Sempra, Inc. ....................................... United States 3,650,000 328,427,000
WEC Energy Group, Inc. .............................. United States 850,000 97,401,500
1,934,791,189
Oil, Gas & Consumable Fuels 3.8%
Cheniere Energy, Inc. ................................ United States 200,000 46,996,000
DT Midstream, Inc. .................................. United States 750,000 84,795,000
Targa Resources Corp. ............................... United States 400,000 67,016,000
Williams Cos., Inc. (The) .............................. United States 1,200,000 76,020,000
274,827,000
Water Utilities 1.3%
Essential Utilities, Inc. ................................ United States 1,050,000 41,895,000

Franklin Custodian Funds
Schedule of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc .............................. United Kingdom 3,500,000 $ 54,070,499
95,965,499
Total Common Stocks (Cost $ 3,048,159,767 ) ..................................
7,257,053,746
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 18,834,175 18,834,175
Total Money Market Funds (Cost $ 18,834,175 ) ................................
18,834,175
Total Short Term Investments (Cost $ 18,834,175 ) ..............................
18,834,175
a
Total Investments (Cost $ 3,066,993,942 ) 99.7% ................................
$7,275,887,921
Other Assets, less Liabilities 0.3% ...........................................
24,773,467
Net Assets 100.0% .........................................................
$7,300,661,388
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,589,795,244 $4,790,192,328 $71,403,229,319
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 102,704,591 55,039,504 262,137,897
Value - Unaffiliated issuers (Includes securities loaned of $49,623,392,
$2,461,024 and $126,744,415, respectively) ................... $29,401,749,880 $18,363,264,808 $75,886,293,366
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 102,704,591 55,039,504 252,696,653
Cash .................................................. 2,671,577 2,544,610 221,923,779
Receivables:
Investment securities sold (Includes securities loaned of $6,809,145,
$– and $–, respectively) .................................. 26,529,112 — 184,009,928
Capital shares sold ...................................... 13,447,641 4,078,399 31,587,228
Dividends and interest ................................... 2,879,928 5,187,350 585,218,070
European Union tax reclaims (Note 1 h ) ....................... — — 8,698,951
Total assets ........................................ 29,549,982,729 18,430,114,671 77,170,427,975
Liabilities:
Payables:
Investment securities purchased ............................ — — 606,070,039
Capital shares redeemed ................................. 26,731,295 34,095,022 38,397,138
Management fees ....................................... 9,877,331 6,589,527 23,539,131
Distribution fees ........................................ 3,883,715 3,018,944 11,010,395
Transfer agent fees ...................................... 3,671,543 3,243,398 10,091,302
Trustees' fees and expenses ............................... 18,426 17,051 74,007
Options written, at value (premiums received $–, $– and $200,658,270, respectively) ............................................ — — 203,967,089
Payable upon return of securities loaned (Note 1 f ) ................ 55,963,000 2,570,000 111,490,000
Unrealized depreciation on unfunded loan commitments (Note 8 ) ..... — — 629
Accrued expenses and other liabilities ......................... 814,846 371,163 1,650,350
Total liabilities ....................................... 100,960,156 49,905,105 1,006,290,080
Net assets, at value ............................... $29,449,022,573 $18,380,209,566 $76,164,137,895
Net assets consist of:
Paid-in capital ........................................... $8,278,218,138 $2,695,646,768 $71,991,327,001
Total distributable earnings (losses) ........................... 21,170,804,435 15,684,562,798 4,172,810,894
Net assets, at value ............................... $29,449,022,573 $18,380,209,566 $76,164,137,895

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A:
Net assets, at value ..................................... $14,514,166,747 $13,029,086,790 $24,950,811,661
Shares outstanding ...................................... 69,651,518 85,981,313 10,095,257,062
Net asset value per share
a,b
................................ $208.38 $151.53 $2.47
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 96.25%, respectively)
b
.......................... $220.51 $160.35 $2.57
Class A1:
Net assets, at value ..................................... $— $— $29,517,453,615
Shares outstanding ...................................... — — 11,914,943,326
Net asset value per share
a,b
................................ $— $— $2.48
Maximum offering price per share (net asset value per share ÷ —%,
—% and 96.25%)
b
...................................... $— $— $2.58
Class C:
Net assets, at value ..................................... $1,014,886,195 $311,475,287 $4,010,722,948
Shares outstanding ...................................... 6,182,362 2,509,571 1,585,098,641
Net asset value and maximum offering price per share
a,b
.......... $164.16 $124.11 $2.53
Class R:
Net assets, at value ..................................... $299,989,409 $285,538,399 $346,390,429
Shares outstanding ...................................... 1,509,696 1,918,048 143,508,279
Net asset value and maximum offering price per share
b
........... $198.71 $148.87 $2.41
Class R6:
Net assets, at value ..................................... $9,653,041,380 $2,369,467,457 $1,980,143,957
Shares outstanding ...................................... 43,426,748 15,468,988 802,753,120
Net asset value and maximum offering price per share
b
........... $222.28 $153.18 $2.47
Advisor Class:
Net assets, at value ..................................... $3,966,938,842 $2,384,641,633 $15,358,615,285
Shares outstanding ...................................... 18,140,186 15,555,749 6,261,815,159
Net asset value and maximum offering price per share
b
........... $218.68 $153.30 $2.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,267,352,779 $3,048,159,767
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 40,759,933 18,834,175
Value - Unaffiliated issuers ................................................. $2,073,670,956 $7,257,053,746
Value - Non-controlled affiliates (Note 3 f ) ....................................... 40,759,933 18,834,175
Cash ................................................................... — 2,384,640
Receivables:
Investment securities sold .................................................. — 21,207,993
Capital shares sold ....................................................... 333,974 3,530,424
Dividends and interest .................................................... 7,400,990 9,305,028
Total assets ......................................................... 2,122,165,853 7,312,316,006
Liabilities:
Payables:
Investment securities purchased ............................................. — 1,738,563
Capital shares redeemed .................................................. 1,254,299 4,862,407
Management fees ........................................................ 819,293 2,832,310
Distribution fees ......................................................... 268,622 888,622
Transfer agent fees ....................................................... 515,766 1,119,633
Trustees' fees and expenses ................................................ 2,978 5,041
Funds advanced by custodian ................................................ 488,690 —
Accrued expenses and other liabilities .......................................... 191,951 208,042
Total liabilities ........................................................ 3,541,599 11,654,618
Net assets, at value ................................................ $2,118,624,254 $7,300,661,388
Net assets consist of:
Paid-in capital ............................................................ $3,225,132,405 $2,716,191,721
Total distributable earnings (losses) ............................................ (1,106,508,151) 4,584,469,667
Net assets, at value ................................................ $2,118,624,254 $7,300,661,388

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ...................................................... $535,302,485 $1,641,720,937
Shares outstanding ....................................................... 104,096,982 63,660,783
Net asset value per share
a,b
................................................. $5.14 $25.79
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.34 $26.79
Class A1:
Net assets, at value ...................................................... $1,147,655,366 $3,453,500,155
Shares outstanding ....................................................... 223,083,001 133,858,109
Net asset value per share
a,b
................................................. $5.14 $25.80
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.34 $26.81
Class C:
Net assets, at value ...................................................... $29,487,278 $196,415,672
Shares outstanding ....................................................... 5,778,233 7,673,503
Net asset value and maximum offering price per share
a,b
........................... $5.10 $25.60
Class R:
Net assets, at value ...................................................... $12,561,662 $117,106,978
Shares outstanding ....................................................... 2,442,180 4,565,732
Net asset value and maximum offering price per share
b
............................ $5.14 $25.65
Class R6:
Net assets, at value ...................................................... $175,751,989 $331,069,240
Shares outstanding ....................................................... 33,996,052 12,681,684
Net asset value and maximum offering price per share
b
............................ $5.17 $26.11
Advisor Class:
Net assets, at value ...................................................... $217,865,474 $1,560,848,406
Shares outstanding ....................................................... 42,183,631 59,779,913
Net asset value and maximum offering price per share
b
............................ $5.16 $26.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Investment income:
Dividends: (net of foreign taxes of $1,278,550, $796,383 and
$10,800,914, respectively)
Unaffiliated issuers ...................................... $75,042,416 $139,249,865 $738,320,728
Non-controlled affiliates (Note 3 f and 10 ) ...................... 4,831,908 4,630,036 64,818,695
Interest:
Unaffiliated issuers ...................................... — — 2,538,535,806
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 2,526,403 (79,426) (1,951,866)
Non-controlled affiliates (Note 3 f ) ........................... 1,681,810 99,548 2,939,193
Total investment income ................................. 84,082,537 143,900,023 3,342,662,556
Expenses:
Management fees (Note 3 a ) ................................. 108,135,907 77,543,883 277,032,909
Distribution fees: (Note 3c )
Class A .............................................. 31,427,766 30,735,622 58,789,155
Class A1 ............................................. — — 44,128,932
Class C .............................................. 9,424,169 3,202,504 27,002,772
Class R .............................................. 1,362,164 1,439,238 1,657,364
Transfer agent fees: (Note 3e )
Class A .............................................. 12,189,362 10,357,809 16,442,519
Class A1 ............................................. — — 20,583,836
Class C .............................................. 912,796 269,167 2,908,463
Class R .............................................. 263,966 242,226 231,822
Class R6 ............................................. 1,249,291 419,166 430,175
Advisor Class .......................................... 3,346,180 2,104,884 10,174,994
Custodian fees .......................................... 196,180 111,726 489,623
Reports to shareholders fees ................................ 1,624,813 581,486 2,220,517
Registration and filing fees .................................. 357,236 193,883 529,773
Professional fees ......................................... 122,018 116,583 831,636
Trustees' fees and expenses ................................ 281,624 200,038 815,839
Other .................................................. 534,145 381,803 1,752,432
Total expenses ....................................... 171,427,617 127,900,018 466,022,761
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (475,105) (335,500) (2,279,137)
Net expenses ....................................... 170,952,512 127,564,518 463,743,624
Net investment income (loss) .......................... (86,869,975) 16,335,505 2,878,918,932
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 3,073,457,353 2,969,064,316 1,372,076,235
Non-controlled affiliates (Note 3 f and 10 ) .................... — — 33,866,739
Written options ......................................... — — 373,829,779
Foreign currency transactions .............................. (328,945) (600) (413,745)
Net realized gain (loss) ................................ 3,073,128,408 2,969,063,716 1,779,359,008
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 3,188,272,921 (873,180,862) 133,434,977
Non-controlled affiliates (Note 3 f and 10 ) .................... — — (41,030,279)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (1,428) 2,485 1,665,328
Unfunded loan commitments (Note 8 ) ........................ — — (629)
Written options ......................................... — — 8,960,038
Net change in unrealized appreciation (depreciation) .......... 3,188,271,493 (873,178,377) 103,029,435
Net realized and unrealized gain (loss) .......................... 6,261,399,901 2,095,885,339 1,882,388,443
Net increase (decrease) in net assets resulting from operations ........ $6,174,529,926 $2,112,220,844 $4,761,307,375

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $– and $551,900, respectively)
Unaffiliated issuers ....................................................... $— $200,472,771
Non-controlled affiliates (Note 3 f ) ............................................ 1,704,252 863,528
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (6,981,164) —
Paid in cash
a
.......................................................... 88,301,071 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — 92
Total investment income .................................................. 83,024,159 201,336,391
Expenses:
Management fees (Note 3 a ) .................................................. 10,109,668 30,811,235
Distribution fees: (Note 3c )
Class A ............................................................... 1,386,994 3,648,990
Class A1 .............................................................. 1,712,300 4,914,945
Class C ............................................................... 226,499 1,279,593
Class R ............................................................... 61,986 534,357
Transfer agent fees: (Note 3e )
Class A ............................................................... 684,368 1,217,431
Class A1 .............................................................. 1,466,990 2,734,110
Class C ............................................................... 43,071 164,331
Class R ............................................................... 15,282 89,118
Class R6 .............................................................. 58,611 126,176
Advisor Class ........................................................... 283,388 1,159,051
Custodian fees ........................................................... 17,978 43,692
Reports to shareholders fees ................................................. 155,926 230,436
Registration and filing fees ................................................... 92,282 145,111
Professional fees .......................................................... 99,432 72,295
Trustees' fees and expenses ................................................. 24,757 70,777
Other ................................................................... 111,130 150,109
Total expenses ........................................................ 16,550,662 47,391,757
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (124,075) (102,849)
Net expenses ........................................................ 16,426,587 47,288,908
Net investment income ............................................... 66,597,572 154,047,483
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (14,554,664) 423,893,967
Foreign currency transactions ............................................... — (110,851)
Net realized gain (loss) ................................................. (14,554,664) 423,783,116
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (3,916,869) 325,698,910
Translation of other assets and liabilities denominated in foreign currencies ............. — 64,408
Net change in unrealized appreciation (depreciation) ........................... (3,916,869) 325,763,318
Net realized and unrealized gain (loss) ........................................... (18,471,533) 749,546,434
Net increase (decrease) in net assets resulting from operations ......................... $48,126,039 $903,593,917
*
Includes gains from redemption in-kind. See Note 3 ( h ).
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin DynaTech Fund Franklin Growth Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(86,869,975) $(66,107,234) $16,335,505 $24,769,049
Net realized gain (loss) ............ 3,073,128,408 1,135,249,461 2,969,063,716 1,430,885,300
Net change in unrealized appreciation
(depreciation) ................. 3,188,271,493 6,965,821,199 (873,178,377) 3,820,880,427
Net increase (decrease) in net
assets resulting from operations . 6,174,529,926 8,034,963,426 2,112,220,844 5,276,534,776
Distributions to shareholders:
Class A ........................ — — (949,453,356) (661,586,794)
Class C ........................ — — (30,614,082) (23,849,244)
Class R ........................ — — (22,949,548) (16,322,231)
Class R6 ....................... — — (207,509,079) (154,945,909)
Advisor Class ................... — — (199,986,133) (189,159,041)
Total distributions to shareholders ..... — — (1,410,512,198) (1,045,863,219)
Capital share transactions: (Note 2 )
Class A ........................ (378,905,607) (369,330,890) (101,382,552) (177,186,610)
Class C ........................ (142,431,550) (129,077,207) (46,666,359) (56,298,623)
Class R ........................ (31,252,009) (28,342,862) (29,326,003) (18,812,341)
Class R6 ....................... (1,441,095,247) (1,527,348,189) (444,310,199) 13,294,459
Advisor Class ................... (129,444,812) (253,787,168) (1,070,201,913) (259,760,424)
Total capital share transactions ....... (2,123,129,225) (2,307,886,316) (1,691,887,026) (498,763,539)
Net increase (decrease) in net
assets ..................... 4,051,400,701 5,727,077,110 (990,178,380) 3,731,908,018
Net assets:
Beginning of year .................. 25,397,621,872 19,670,544,762 19,370,387,946 15,638,479,928
End of year ...................... $29,449,022,573 $25,397,621,872 $18,380,209,566 $19,370,387,946

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income Fund Franklin U.S. Government Securities Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,878,918,932 $2,955,633,839 $66,597,572 $70,889,997
Net realized gain (loss) ............ 1,779,359,008 957,324,875 (14,554,664) (70,876,389)
Net change in unrealized appreciation
(depreciation) ................. 103,029,435 8,076,618,254 (3,916,869) 244,830,263
Net increase (decrease) in net
assets resulting from operations . 4,761,307,375 11,989,576,968 48,126,039 244,843,871
Distributions to shareholders:
Class A ........................ (1,271,119,950) (1,190,149,394) (18,552,964) (19,138,516)
Class A1 ....................... (1,622,901,034) (1,712,071,733) (41,049,701) (43,307,752)
Class C ........................ (204,717,280) (236,965,690) (1,020,296) (1,414,959)
Class R ........................ (17,493,546) (17,206,302) (385,027) (410,373)
Class R6 ....................... (108,238,757) (104,069,107) (6,520,721) (7,036,685)
Advisor Class ................... (822,375,326) (793,509,862) (8,171,660) (8,738,727)
Total distributions to shareholders ..... (4,046,845,893) (4,053,972,088) (75,700,369) (80,047,012)
Capital share transactions: (Note 2 )
Class A ........................ 1,350,736,450 1,254,763,903 (50,425,566) (55,099,580)
Class A1 ....................... (1,705,608,672) (1,968,610,500) (130,543,905) (158,843,724)
Class C ........................ (564,524,250) (868,715,435) (13,479,133) (20,460,137)
Class R ........................ 9,088,279 (722,250) (1,076,979) (1,204,497)
Class R6 ....................... 22,023,526 77,775,374 (8,301,897) (31,811,163)
Advisor Class ................... 598,777,917 160,288,613 (34,453,452) (24,679,808)
Total capital share transactions ....... (289,506,750) (1,345,220,295) (238,280,932) (292,098,909)
Net increase (decrease) in net
assets ..................... 424,954,732 6,590,384,585 (265,855,262) (127,302,050)
Net assets:
Beginning of year .................. 75,739,183,163 69,148,798,578 2,384,479,516 2,511,781,566
End of year ...................... $76,164,137,895 $75,739,183,163 $2,118,624,254 $2,384,479,516

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Utilities Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $154,047,483 $151,772,831
Net realized gain (loss) ................................................. 423,783,116 429,411,041
Net change in unrealized appreciation (depreciation) ........................... 325,763,318 1,439,079,275
Net increase (decrease) in net assets resulting from operations ................ 903,593,917 2,020,263,147
Distributions to shareholders:
Class A ............................................................. (117,227,996) (70,125,563)
Class A1 ............................................................ (274,729,016) (176,666,126)
Class C ............................................................. (15,941,987) (12,011,262)
Class R ............................................................. (8,464,322) (5,206,975)
Class R6 ............................................................ (23,315,691) (12,523,037)
Advisor Class ........................................................ (114,682,075) (72,177,774)
Total distributions to shareholders .......................................... (554,361,087) (348,710,737)
Capital share transactions: (Note 2 )
Class A ............................................................. 172,052,963 (73,462,609)
Class A1 ............................................................ (78,715,660) (225,366,785)
Class C ............................................................. (26,458,050) (61,134,193)
Class R ............................................................. 5,725,717 (9,431,911)
Class R6 ............................................................ 41,802,930 20,052,851
Advisor Class ........................................................ 118,156,367 (102,143,870)
Total capital share transactions ............................................ 232,564,267 (451,486,517)
Net increase (decrease) in net assets ................................... 581,797,097 1,220,065,893
Net assets:
Beginning of year ....................................................... 6,718,864,291 5,498,798,398
End of year ........................................................... $7,300,661,388 $6,718,864,291

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at
the close of Fund business each day; any additional
collateral required due to changes in security values is
delivered to the Fund on the next business day. Any cash
collateral received is deposited into a joint cash account
with other funds and is used to invest in a money market
fund managed by Franklin Advisers, Inc., an affiliate of
the Funds. Additionally, at September 30, 2025, Franklin
DynaTech Fund and Franklin Income Fund held $413,689
and $21,092,456, respectively, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Funds' custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
third party borrower. At September 30, 2025, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2025
Shares sold
a
................................... 9,539,233 $1,686,587,564 5,974,715 $829,206,031
Shares issued in reinvestment of distributions .......... — — 6,752,403 913,802,666
Shares redeemed ............................... (11,753,492) (2,065,493,171) (13,333,325) (1,844,391,249)
Net increase (decrease) .......................... (2,214,259) $(378,905,607) (606,207) $(101,382,552)
Year ended September 30, 2024
Shares sold
a
................................... 9,905,250 $1,449,356,442 6,605,253 $863,939,603
Shares issued in reinvestment of distributions .......... — — 5,277,042 636,411,290
Shares redeemed ............................... (12,507,008) (1,818,687,332) (12,820,200) (1,677,537,503)
Net increase (decrease) .......................... (2,601,758) $(369,330,890) (937,905) $(177,186,610)
Class C
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class C Shares:
Year ended September 30, 2025
Shares sold ................................... 742,557 $103,526,167 322,386 $36,831,556
Shares issued in reinvestment of distributions .......... — — 271,757 30,295,415
Shares redeemed
a
.............................. (1,757,575) (245,957,717) (993,817) (113,793,330)
Net increase (decrease) .......................... (1,015,018) $(142,431,550) (399,674) $(46,666,359)
Year ended September 30, 2024
Shares sold ................................... 840,150 $96,976,781 388,405 $42,780,022
Shares issued in reinvestment of distributions .......... — — 231,563 23,547,385
Shares redeemed
a
.............................. (1,958,630) (226,053,988) (1,115,757) (122,626,030)
Net increase (decrease) .......................... (1,118,480) $(129,077,207) (495,789) $(56,298,623)
Class R
Class R Shares:
Year ended September 30, 2025
Shares sold ................................... 160,616 $26,776,470 233,829 $31,921,682
Shares issued in reinvestment of distributions .......... — — 172,281 22,947,787
Shares redeemed ............................... (343,086) (58,028,479) (616,656) (84,195,472)
Net increase (decrease) .......................... (182,470) $(31,252,009) (210,546) $(29,326,003)
Year ended September 30, 2024
Shares sold ................................... 186,994 $26,603,709 306,228 $39,484,635
Shares issued in reinvestment of distributions .......... — — 136,869 16,301,129
Shares redeemed ............................... (395,633) (54,946,571) (575,757) (74,598,105)
Net increase (decrease) .......................... (208,639) $(28,342,862) (132,660) $(18,812,341)
Class R6
Class R6 Shares:
Year ended September 30, 2025
Shares sold ................................... 5,612,736 $1,038,684,259 2,172,400 $303,432,029
Shares issued in reinvestment of distributions .......... — — 1,293,937 176,570,684
Shares redeemed ............................... (13,113,148) (2,479,779,506) (6,581,231) (924,312,912)
Net increase (decrease) .......................... (7,500,412) $(1,441,095,247) (3,114,894) $(444,310,199)
Year ended September 30, 2024
Shares sold ................................... 7,497,219 $1,151,513,477 3,793,287 $479,174,104
Shares issued in reinvestment of distributions .......... — — 1,096,546 133,241,291
Shares redeemed ............................... (17,501,439) (2,678,861,666) (4,505,619) (599,120,936)
Net increase (decrease) .......................... (10,004,220) $(1,527,348,189) 384,214 $13,294,459
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended September 30, 2025
Shares sold ................................... 3,539,499 $655,586,486 2,022,680 $283,957,451
Shares issued in reinvestment of distributions .......... — — 1,274,454 174,141,414
Shares redeemed in-kind (Not e 3h) .................. — — (5,161,739) (776,893,462)
Shares redeemed ............................... (4,293,157) (785,031,298) (5,351,855) (751,407,316)
Net increase (decrease) .......................... (753,658) $(129,444,812) (7,216,460) $(1,070,201,913)
Year ended September 30, 2024
Shares sold ................................... 3,923,751 $592,603,452 2,701,328 $351,970,430
Shares issued in reinvestment of distributions .......... — — 1,402,113 170,553,032
Shares redeemed ............................... (5,591,300) (846,390,620) (5,949,779) (782,283,886)
Net increase (decrease) .......................... (1,667,549) $(253,787,168) (1,846,338) $(259,760,424)
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2025
Shares sold
a
................................... 1,645,099,692 $3,929,078,555 16,330,435 $82,477,833
Shares issued in reinvestment of distributions .......... 495,677,505 1,183,095,582 3,517,650 17,751,233
Shares redeemed ............................... (1,575,906,333) (3,761,437,687) (29,818,359) (150,654,632)
Net increase (decrease) .......................... 564,870,864 $1,350,736,450 (9,970,274) $(50,425,566)
Year ended September 30, 2024
Shares sold
a
................................... 1,623,025,090 $3,729,668,863 19,956,121 $100,138,639
Shares issued in reinvestment of distributions .......... 483,215,602 1,105,781,882 3,642,161 18,259,923
Shares redeemed ............................... (1,559,664,856) (3,580,686,842) (34,652,630) (173,498,142)
Net increase (decrease) .......................... 546,575,836 $1,254,763,903 (11,054,348) $(55,099,580)
Class A1
Class A1 Shares:
Year ended September 30, 2025
Shares sold ................................... 348,040,057 $832,820,207 6,022,635 $30,443,697
Shares issued in reinvestment of distributions .......... 623,324,781 1,492,001,947 7,389,047 37,299,046
Shares redeemed ............................... (1,683,949,803) (4,030,430,826) (39,243,815) (198,286,648)
Net increase (decrease) .......................... (712,584,965) $(1,705,608,672) (25,832,133) $(130,543,905)
Year ended September 30, 2024
Shares sold ................................... 338,496,229 $779,919,152 11,161,551 $54,955,522
Shares issued in reinvestment of distributions .......... 686,846,136 1,572,895,912 7,843,198 39,340,251
Shares redeemed ............................... (1,878,624,541) (4,321,425,564) (50,593,513) (253,139,497)
Net increase (decrease) .......................... (853,282,176) $(1,968,610,500) (31,588,764) $(158,843,724)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class C Shares:
Year ended September 30, 2025
Shares sold ................................... 249,603,975 $611,178,390 624,629 $3,129,158
Shares issued in reinvestment of distributions .......... 80,468,974 196,631,107 201,119 1,006,916
Shares redeemed
a
.............................. (562,467,075) (1,372,333,747) (3,516,366) (17,615,207)
Net increase (decrease) .......................... (232,394,126) $(564,524,250) (2,690,618) $(13,479,133)
Year ended September 30, 2024
Shares sold ................................... 226,946,469 $534,790,625 809,891 $4,024,731
Shares issued in reinvestment of distributions .......... 97,204,118 226,818,090 280,683 1,395,322
Shares redeemed
a
.............................. (696,565,075) (1,630,324,150) (5,215,216) (25,880,190)
Net increase (decrease) .......................... (372,414,488) $(868,715,435) (4,124,642) $(20,460,137)
Class R
Class R Shares:
Year ended September 30, 2025
Shares sold ................................... 20,948,721 $48,834,245 707,509 $3,574,573
Shares issued in reinvestment of distributions .......... 7,437,597 17,356,086 76,190 384,647
Shares redeemed ............................... (24,478,917) (57,102,052) (998,872) (5,036,199)
Net increase (decrease) .......................... 3,907,401 $9,088,279 (215,173) $(1,076,979)
Year ended September 30, 2024
Shares sold ................................... 21,555,768 $48,554,144 516,633 $2,601,567
Shares issued in reinvestment of distributions .......... 7,645,419 17,104,999 81,592 409,389
Shares redeemed ............................... (29,467,571) (66,381,393) (839,623) (4,215,453)
Net increase (decrease) .......................... (266,384) $(722,250) (241,398) $(1,204,497)
Class R6
Class R6 Shares:
Year ended September 30, 2025
Shares sold ................................... 145,093,976 $345,896,629 8,133,248 $41,329,227
Shares issued in reinvestment of distributions .......... 41,399,571 98,577,215 1,260,173 6,394,401
Shares redeemed ............................... (177,590,485) (422,450,318) (11,041,506) (56,025,525)
Net increase (decrease) .......................... 8,903,062 $22,023,526 (1,648,085) $(8,301,897)
Year ended September 30, 2024
Shares sold ................................... 155,231,833 $356,689,747 8,866,106 $44,796,960
Shares issued in reinvestment of distributions .......... 41,510,339 94,701,337 1,372,278 6,911,076
Shares redeemed ............................... (162,944,248) (373,615,710) (16,459,413) (83,519,199)
Net increase (decrease) .......................... 33,797,924 $77,775,374 (6,221,029) $(31,811,163)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended September 30, 2025
Shares sold ................................... 1,130,778,460 $2,682,616,741 10,592,078 $53,760,640
Shares issued in reinvestment of distributions .......... 321,283,412 760,714,289 1,396,091 7,072,797
Shares redeemed ............................... (1,201,400,518) (2,844,553,113) (18,791,112) (95,286,889)
Net increase (decrease) .......................... 250,661,354 $598,777,917 (6,802,943) $(34,453,452)
Year ended September 30, 2024
Shares sold ................................... 1,116,282,538 $2,547,389,010 11,637,393 $58,704,481
Shares issued in reinvestment of distributions .......... 323,285,841 733,871,342 1,535,297 7,727,882
Shares redeemed ............................... (1,373,831,348) (3,120,971,739) (18,044,125) (91,112,171)
Net increase (decrease) .......................... 65,737,031 $160,288,613 (4,871,435) $(24,679,808)
Franklin Utilities Fund
Shares Amount
Class A
Class A Shares:
Year ended September 30, 2025
Shares sold
a
................................... 15,661,722 $373,561,872
Shares issued in reinvestment of distributions .......... 4,623,100 104,922,300
Shares redeemed ............................... (12,816,887) (306,431,209)
Net increase (decrease) .......................... 7,467,935 $172,052,963
Year ended September 30, 2024
Shares sold
a
................................... 10,336,313 $213,412,790
Shares issued in reinvestment of distributions .......... 3,182,719 62,334,936
Shares redeemed ............................... (17,235,021) (349,210,335)
Net increase (decrease) .......................... (3,715,989) $(73,462,609)
Class A1
Class A1 Shares:
Year ended September 30, 2025
Shares sold ................................... 3,884,232 $92,619,529
Shares issued in reinvestment of distributions .......... 11,143,925 252,927,664
Shares redeemed ............................... (17,842,514) (424,262,853)
Net increase (decrease) .......................... (2,814,357) $(78,715,660)
Year ended September 30, 2024
Shares sold ................................... 4,090,487 $84,381,109
Shares issued in reinvestment of distributions .......... 8,286,967 162,390,657
Shares redeemed ............................... (23,320,953) (472,138,551)
Net increase (decrease) .......................... (10,943,499) $(225,366,785)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin Utilities Fund
Shares Amount
Class C Shares:
Year ended September 30, 2025
Shares sold ................................... 1,253,719 $29,838,211
Shares issued in reinvestment of distributions .......... 692,595 15,557,621
Shares redeemed
a
.............................. (3,034,801) (71,853,882)
Net increase (decrease) .......................... (1,088,487) $(26,458,050)
Year ended September 30, 2024
Shares sold ................................... 933,552 $19,051,482
Shares issued in reinvestment of distributions .......... 605,981 11,698,798
Shares redeemed
a
.............................. (4,552,107) (91,884,473)
Net increase (decrease) .......................... (3,012,574) $(61,134,193)
Class R
Class R Shares:
Year ended September 30, 2025
Shares sold ................................... 842,794 $20,119,893
Shares issued in reinvestment of distributions .......... 375,446 8,463,615
Shares redeemed ............................... (963,665) (22,857,791)
Net increase (decrease) .......................... 254,575 $5,725,717
Year ended September 30, 2024
Shares sold ................................... 789,729 $16,254,215
Shares issued in reinvestment of distributions .......... 267,885 5,206,585
Shares redeemed ............................... (1,547,130) (30,892,711)
Net increase (decrease) .......................... (489,516) $(9,431,911)
Class R6
Class R6 Shares:
Year ended September 30, 2025
Shares sold ................................... 5,270,627 $126,990,339
Shares issued in reinvestment of distributions .......... 1,010,633 23,261,134
Shares redeemed ............................... (4,491,923) (108,448,543)
Net increase (decrease) .......................... 1,789,337 $41,802,930
Year ended September 30, 2024
Shares sold ................................... 3,872,115 $80,683,727
Shares issued in reinvestment of distributions .......... 626,051 12,481,125
Shares redeemed ............................... (3,564,289) (73,112,001)
Net increase (decrease) .......................... 933,877 $20,052,851
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Utilities Fund
Shares Amount
Advisor Class Shares:
Year ended September 30, 2025
Shares sold ................................... 11,901,087 $288,335,268
Shares issued in reinvestment of distributions .......... 4,718,892 108,516,065
Shares redeemed ............................... (11,591,826) (278,694,966)
Net increase (decrease) .......................... 5,028,153 $118,156,367
Year ended September 30, 2024
Shares sold ................................... 10,492,073 $221,066,535
Shares issued in reinvestment of distributions .......... 3,442,832 68,273,041
Shares redeemed ............................... (19,411,319) (391,483,446)
Net increase (decrease) .......................... (5,476,414) $(102,143,870)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended September 30, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Gross effective investment management fee rate ................... 0.414% 0.433% 0.375%
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate .................................... 0.460% 0.459%
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.15%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Class C ............................... 0.65% 0.65%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended September 30, 2025, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,786,107 $1,126,295 $1,972,382
CDSC retained ........................... $138,341 $52,641 $962,619
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,115 $110,076
CDSC retained ........................... $15,087 $26,999
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Transfer agent fees ........................ $5,161,048 $3,931,273 $15,746,236
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $1,080,362 $1,746,071
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $220,607,622 $2,845,670,267 $(3,019,536,298) $— $— $46,741,591 46,741,591 $4,831,908
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $19,487,000 $904,805,000 $(868,329,000) $— $— $55,963,000 55,963,000 $1,681,810
Total Affiliated Securities ... $240,094,622 $3,750,475,267 $(3,887,865,298) $— $— $102,704,591 $6,513,718
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $132,381,860 $1,809,017,252 $(1,888,929,608) $— $— $52,469,504 52,469,504 $4,630,036
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $3,085,000 $167,439,000 $(167,954,000) $— $— $2,570,000 2,570,000 $99,548
Total Affiliated Securities ... $135,466,860 $1,976,456,252 $(2,056,883,608) $— $— $55,039,504 $4,729,584
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $91,974,965 $— $— $— $(1,416,209) $90,558,756 7,867,833 $6,325,738
Franklin BSP Real Estate Debt
BDC .................. $ 265,381,931 $ 237,169,751 $ (505,306,101) $ 6,977,756 $ (4,223,337) $ — — $ 38,188,928
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ 298,170,275 14,707,314,727 (14,954,837,105) — — 50,647,897 50,647,897 20,304,029
Total Non-Controlled Affiliates $655,527,171 $14,944,484,478 $(15,460,143,206) $6,977,756 $(5,639,546) $141,206,653 $64,818,695
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until January 31, 2026.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $177,261,000 $755,412,000 $(821,183,000) $— $— $111,490,000 111,490,000 $2,939,193
Total Affiliated Securities ... $832,788,171 $15,699,896,478 $(16,281,326,206) $6,977,756 $(5,639,546) $252,696,653 $67,757,888
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $36,624,604 $338,402,307 $(334,266,978) $— $— $40,759,933 40,759,933 $1,704,252
Total Affiliated Securities ... $36,624,604 $338,402,307 $(334,266,978) $— $— $40,759,933 $1,704,252
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $31,088,886 $559,051,837 $(571,306,548) $— $— $18,834,175 18,834,175 $863,528
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $13,106,225 $(13,106,225) $— $— $— — $—
Total Affiliated Securities ... $31,088,886 $572,158,062 $(584,412,773) $— $— $18,834,175 $863,528
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Other Affiliated Transactions
During the year ended September 30, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on November 22, 2024, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $576,845,046 of net realized gains. Subsequent to the year end, Putnam Large Cap Growth Fund redeemed out of Franklin Growth Fund. As a result, on October 17, 2025, the Fund delivered portfolio securities and cash that were transferred in-kind to the Putnam Large
Cap Growth Fund, which included $115,202,788 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
During the year ended September 30, 2025, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2025, the deferred losses were as follows:
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 349,522,267
Long term ............................................................... 58,195,211 561,762,093
Total capital loss carryforwards .............................................. $58,195,211 $911,284,360
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Capital loss utilized carryforwards .............................. $373,948,999 $648,176,674 $308,410
Franklin Dynatech
Fund
Late-year ordinary loss .........................................................................
$69,691,855
Franklin Growth Fund Franklin Income Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $20,381,490 $43,048,616 $4,046,845,893 $4,053,972,088
Long term capital gain .................... 1,390,130,708 1,002,814,603 — —
$1,410,512,198 $1,045,863,219 $4,046,845,893 $4,053,972,088
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, equity-linked securities, net operating losses and in-kind transactions.
The Funds, except for Franklin Income Fund and Franklin U.S. Government Securities Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $75,700,369 $80,047,012 $160,798,827 $139,816,446
Long term capital gain .................... — — 393,562,260 208,894,291
$75,700,369 $80,047,012 $554,361,087 $348,710,737
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
a a a a
Cost of investments ........................................ $10,692,515,991 $4,845,729,658 $71,776,028,373
Unrealized appreciation ...................................... $18,826,156,706 $13,763,264,150 $5,611,272,409
Unrealized depreciation ...................................... (14,218,226) (190,689,496) (1,452,277,852)
Net unrealized appreciation (depreciation) ........................ $18,811,938,480 $13,572,574,654 $4,158,994,557
Distributable earnings:
Undistributed ordinary income ................................. $— $10,567,843 $59,763,729
Undistributed long term capital gains ............................ 2,428,535,564 2,101,416,807 —
Total distributable earnings ................................... $2,428,535,564 $2,111,984,650 $59,763,729
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a
Cost of investments ......................................................... $2,309,841,911 $3,065,900,221
Unrealized appreciation ....................................................... $6,916,649 $4,216,427,884
Unrealized depreciation ....................................................... (202,327,671) (6,440,184)
Net unrealized appreciation (depreciation) ......................................... $(195,411,022) $4,209,987,700
Distributable earnings:
Undistributed ordinary income .................................................. $187,321 $40,753,130
Undistributed long term capital gains ............................................. — 333,700,692
Total distributable earnings .................................................... $187,321 $374,453,822
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended September
30, 2025, were as follows:
a
Sales of investments excludes in-kind transactions of $757,798,984.
At September 30, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk
At September 30, 2025, Franklin Income Fund had 21.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Purchases ............................................... $7,705,448,779 $1,477,807,179 $45,092,766,342
Sales ................................................... $9,752,551,671 $3,699,142,271
a
$46,794,666,838
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases ................................................................ $665,207,631 $729,469,851
Sales .................................................................... $908,961,926 $898,210,059
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $55,963,000 $2,570,000 $111,490,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 53,092,601
2,353 Canva Australia Holdings Pty. Ltd., A ............. 11/08/21 4,011,298 3,873,367

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Notes to Financial Statements

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8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At September 30, 2025, unfunded commitments were as follows:
9. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund (continued)
94 Canva Australia Holdings Pty. Ltd., A-3 ............ 11/08/21 160,247 154,737
8 Canva Australia Holdings Pty. Ltd., A-4 ............ 11/08/21 13,638 13,169
5 Canva Australia Holdings Pty. Ltd., A-5 ............ 11/08/21 8,524 8,231
25,413 Canva Australia Holdings Pty. Ltd., B ............. 11/08/21 43,323,040 41,833,356
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 10,571,860
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 20,615,872
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 15,117,366
98,050 Plaid, Inc., A ................................ 3/31/25 19,999,906 18,081,418
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 20,308,058
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 66,166,847
Total Restricted Securities (Value is 1.4% of Net Assets) ............... $221,281,348 $249,836,882
Borrower Unfunded Commitment
Franklin Income Fund
Clydesdale Acquisition Holdings, Inc. $ 1,533,333
$ 1,533,333
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 203,967,089
Total .................... $— $203,967,089
7. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of options represented $58,101,523.
See Note 1(d) regarding derivative financial instruments.
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2025, investments in “affiliated companies” were as follows:
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options $373,829,779 Written options $8,960,038
Total ....................... $373,829,779 $8,960,038
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Endo, Inc. ........... $ 114,260,525 $ — $ (105,758,775) $ 26,888,983 $ (35,390,733) $ —
a
— $ —
Endo, Inc., Escrow
Account .......... — — — — —
b
—
b
—
b
—
Total Affiliated Securities
(Value is —% of Net
Assets) ........... $114,260,525 $— $(105,758,775) $26,888,983 $(35,390,733) $— $—
a
As of September 30, 2025, no longer held by the fund.
b
As of September 30, 2025, no longer an affiliate.
9. Other Derivative Information
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2025, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,011,006,840 $ — $ — $ 1,011,006,840
Automobiles .......................... 667,080,000 — — 667,080,000
Biotechnology ......................... 543,325,550 147,769,923 — 691,095,473
Broadline Retail ....................... 2,953,524,250 — — 2,953,524,250
Capital Markets ........................ 434,563,673 — — 434,563,673
Communications Equipment .............. 207,636,750 — — 207,636,750
Construction & Engineering ............... 73,832,842 — — 73,832,842
Consumer Finance ..................... 5,164,722 — — 5,164,722
Electrical Equipment .................... 186,407,500 — — 186,407,500
Electronic Equipment, Instruments &
Components ........................ 690,940,500 — — 690,940,500
Energy Equipment & Services ............. 76,200,000 — — 76,200,000
Entertainment ......................... 958,196,200 — — 958,196,200
Financial Services ...................... 1,391,815,966 — — 1,391,815,966
Ground Transportation .................. 107,767,000 — — 107,767,000
Health Care Equipment & Supplies ......... 600,040,000 — — 600,040,000
Health Care Providers & Services .......... 165,135,508 — — 165,135,508
Health Care Technology ................. 305,511,202 101,797,892 — 407,309,094
Hotels, Restaurants & Leisure ............. 609,951,000 — — 609,951,000
Interactive Media & Services .............. 3,191,451,500 12,545,738 — 3,203,997,238
IT Services ........................... 1,249,859,007 — — 1,249,859,007
Life Sciences Tools & Services ............ 43,583,400 14,252,965 — 57,836,365
Machinery ............................ 13,475,000 — — 13,475,000
11. Credit Facility
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Pharmaceuticals ....................... $ 319,100,000 $ — $ — $ 319,100,000
Professional Services ................... 25,151,000 — — 25,151,000
Semiconductors & Semiconductor Equipment . 6,626,999,500 — — 6,626,999,500
Software ............................. 5,917,917,452 — — 5,917,917,452
Specialty Retail ........................ 113,172,000 — — 113,172,000
Technology Hardware, Storage & Peripherals . 636,575,000 — — 636,575,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 102,704,591 — — 102,704,591
Total Investments in Securities ........... $29,228,087,953 $276,366,518
b
$— $29,504,454,471
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 929,017,311 — — 929,017,311
Beverages ........................... 206,860,457 — — 206,860,457
Biotechnology ......................... 187,346,865 — — 187,346,865
Broadline Retail ....................... 860,036,548 — — 860,036,548
Building Products ...................... 444,301,272 — — 444,301,272
Capital Markets ........................ 990,454,609 — — 990,454,609
Chemicals ........................... 580,001,651 — — 580,001,651
Commercial Services & Supplies ........... 135,282,591 — — 135,282,591
Communications Equipment .............. 88,712,888 — — 88,712,888
Construction Materials .................. 201,442,530 — — 201,442,530
Consumer Staples Distribution & Retail ...... 205,898,988 — — 205,898,988
Electric Utilities ........................ 184,377,833 — — 184,377,833
Electrical Equipment .................... 286,111,213 — — 286,111,213
Electronic Equipment, Instruments &
Components ........................ 945,495,721 — — 945,495,721
Entertainment ......................... 217,635,191 — — 217,635,191
Financial Services ...................... 775,379,257 — — 775,379,257
Ground Transportation .................. 444,288,778 — — 444,288,778
Health Care Equipment & Supplies ......... 519,043,375 — — 519,043,375
Health Care Providers & Services .......... 108,219,437 — — 108,219,437
Health Care Technology ................. 89,106,073 — — 89,106,073
Hotels, Restaurants & Leisure ............. 237,534,679 — — 237,534,679
Interactive Media & Services .............. 935,230,751 — — 935,230,751
IT Services ........................... 58,476,400 — 41,833,356 100,309,756
Life Sciences Tools & Services ............ 688,780,244 — — 688,780,244
Machinery ............................ 673,065,947 — — 673,065,947
Pharmaceuticals ....................... 380,122,028 — — 380,122,028
Professional Services ................... 72,360,473 — — 72,360,473
Semiconductors & Semiconductor Equipment . 2,893,278,021 — — 2,893,278,021
Software ............................. 2,867,643,808 — 48,961,336 2,916,605,144
Technology Hardware, Storage & Peripherals . 557,564,075 — — 557,564,075
Trading Companies & Distributors .......... 244,226,654 — — 244,226,654
Convertible Preferred Stocks ................ — — 159,042,190 159,042,190
Preferred Stocks ......................... — 106,132,258 — 106,132,258
Short Term Investments ................... 55,039,504 — — 55,039,504
Total Investments in Securities ........... $18,062,335,172 $106,132,258
c
$249,836,882 $18,418,304,312
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 981,045,000 $ — $ — $ 981,045,000
Automobiles .......................... — 157,574,987 — 157,574,987
Banks ............................... 764,137,500 — — 764,137,500
Beverages ........................... 1,314,680,000 — — 1,314,680,000
Biotechnology ......................... 976,820,000 — — 976,820,000
Chemicals ........................... 816,320,000 124,910,624 — 941,230,624
Communications Equipment .............. 171,050,000 — — 171,050,000
Consumer Staples Distribution & Retail ...... 134,550,000 — — 134,550,000
Diversified Telecommunication Services ..... 307,650,000 — — 307,650,000
Electric Utilities ........................ 1,547,975,041 — — 1,547,975,041
Energy Equipment & Services ............. 280,020,000 — — 280,020,000
Food Products ........................ 398,315,000 — — 398,315,000
Ground Transportation .................. 754,171,500 — — 754,171,500
Health Care Equipment & Supplies ......... 261,561,600 — — 261,561,600
Health Care Providers & Services .......... 287,950,000 — — 287,950,000
Hotels, Restaurants & Leisure ............. 303,890,000 — — 303,890,000
Household Products .................... 1,152,375,000 — — 1,152,375,000
Industrial Conglomerates ................ 421,000,000 — — 421,000,000
IT Services ........................... 599,300,000 — — 599,300,000
Machinery ............................ 156,456,000 — — 156,456,000
Media ............................... 267,070,000 — — 267,070,000
Metals & Mining ....................... 35,298,000 — — 35,298,000
Multi-Utilities .......................... 806,933,847 — — 806,933,847
Oil, Gas & Consumable Fuels ............. 3,498,555,000 — — 3,498,555,000
Pharmaceuticals ....................... 2,399,236,266 — 119,512,692 2,518,748,958
Semiconductors & Semiconductor Equipment . 472,136,500 — — 472,136,500
Specialty Retail ........................ 936,035,000 — — 936,035,000
Technology Hardware, Storage & Peripherals . 231,811,388 — — 231,811,388
Management Investment Companies ......... 90,558,756 — — 90,558,756
Equity-Linked Securities ................... — 14,848,472,435 — 14,848,472,435
Convertible Preferred Stocks :
Aerospace & Defense ................... 388,200,600 — — 388,200,600
Capital Markets ........................ 49,690,000 — — 49,690,000
Chemicals ........................... 208,340,000 — — 208,340,000
Electric Utilities ........................ 386,180,000 — — 386,180,000
Financial Services ...................... — 232,100,000 — 232,100,000
Preferred Stocks ......................... 66,400,000 — — 66,400,000
Convertible Bonds ....................... — 184,611,871 — 184,611,871
Corporate Bonds ........................ — 25,546,942,433 — 25,546,942,433
Senior Floating Rate Interests ............... — 695,897,328 — 695,897,328
U.S. Government and Agency Securities ....... — 5,262,245,416 — 5,262,245,416
Asset-Backed Securities ................... — 86,345,980 — 86,345,980
Mortgage-Backed Securities ................ — 4,761,635,683 — 4,761,635,683
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 162,137,897 2,490,890,675 — 2,653,028,572
Total Investments in Securities ........... $21,627,849,895 $54,391,627,432
d
$119,512,692 $76,138,990,019
Liabilities:
Other Financial Instruments:
Options Written .......................... $203,967,089 $— $— $203,967,089
Unfunded Loan Commitments ............... — 629 — 629
Total Other Financial Instruments ......... $203,967,089 $629 $— $203,967,718
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... $ — $ 52,754,395 $ — $ 52,754,395
Mortgage-Backed Securities ................ — 2,020,916,561 — 2,020,916,561
Short Term Investments ................... 40,759,933 — — 40,759,933
Total Investments in Securities ........... $40,759,933 $2,073,670,956 $— $2,114,430,889
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ 4,296,787,830 10,923,275 — 4,307,711,105
Gas Utilities .......................... 56,658,000 — — 56,658,000
Independent Power and Renewable Electricity
Producers .......................... 473,928,000 113,172,953 — 587,100,953
Multi-Utilities .......................... 1,740,033,168 194,758,021 — 1,934,791,189
Oil, Gas & Consumable Fuels ............. 274,827,000 — — 274,827,000
Water Utilities ......................... 41,895,000 54,070,499 — 95,965,499
Short Term Investments ................... 18,834,175 — — 18,834,175
Total Investments in Securities ........... $6,902,963,173 $372,924,748
f
$— $7,275,887,921
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $276,366,518, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $106,132,258, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $282,485,611, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $372,924,748, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
Level 3 financial instruments, for the Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
13. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 31,148,647 $ — $ — $ — $ — $ — $ — $ 10,684,709 $ 41,833,356 $ 10,684,709
Software .......... 23,735,324 19,999,905 — — — — — 5,226,107 48,961,336 5,226,107
Convertible Preferred
Stocks :
Aerospace & Defense . 25,000,003 — — — — — — 28,092,598 53,092,601 28,092,598
IT Services ........ 3,015,216 — — — — — — 1,034,288 4,049,504 1,034,288
Software .......... 89,474,848 — — — — — — 12,425,237 101,900,085 12,425,237
Total Investments in
Securities ............ $172,374,038 $19,999,905 $— $— $— $— $— $57,462,939 $249,836,882 $57,462,939
a
Purchases include all purchases of securities and securities received in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Custodian Funds and Shareholders of Franklin DynaTech Fund, Franklin Growth Fund,
Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities
Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30,
2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers and an agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin DynaTech
Fund
Franklin Growth
Fund
Franklin Income
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $270,658,020 $1,587,404,449 —
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $69,003,095 $116,858,610 $606,333,798
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $75,904,674 $139,019,856 $705,447,007
Qualified Net Interest Income (QII) §871(k)(1)(C) — — $1,970,541,560
Qualified Business Income Dividends Earned §199A — — $2,423,800
Section 163(j) Interest Dividends Earned §163(j) — $553,954 $2,279,219,933
Interest Earned from Federal Obligations Note (1) — — $276,283,890
Pursuant to:
Franklin U.S.
Government
Securities Fund
Franklin Utilities
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $425,601,631
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) — $188,624,068
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $203,155,524
Qualified Net Interest Income (QII) §871(k)(1)(C) $75,343,465 —
Section 163(j) Interest Dividends Earned §163(j) $75,343,465 $681,644
Interest Earned from Federal Obligations Note (1) $2,843,054 —

Franklin Custodian Funds

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
(each a Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Custodian Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Custodian Funds

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Annual Report
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. With respect to the Franklin Income Fund, Franklin U.S.
Government Securities Fund, and Franklin Utilities Fund, the class Broadridge used to calculate the performance (and expense) data for such Funds was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A, however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Funds’ Performance Universe peers and is available for new investor purchases unlike Class A1 which is only available to existing Class A1 shareholders.

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Franklin DynaTech Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-
cap growth funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Growth Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-
cap growth funds. The Board noted that the Fund’s annualized total return for the three- and 10-year periods was above the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe.
The Board further noted that, although below median, the Fund had an annualized total return of 17.85% and 12.39% for the one- and five-year periods, respectively. The Board discussed the Fund’s performance with management and management explained that the Fund is managed in a more conservative manner than its Performance Universe peers with an emphasis on downside protection. Management further explained that the Fund’s underperformance relative to its Performance Universe was due in part to its underweighting to the Magnificent Seven stocks, which returned, on average, over 75% in 2024 versus the 6.3% return of the Fund’s benchmark, the S&P 500 Total Return Index. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional flexible portfolio funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe and in the first quintile (best). The Board also noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Government National Mortgage Association (Ginnie Mae) funds. The Board noted that the Fund’s annualized income return for the five-year period was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board further noted the Fund’s conservative policy of investing substantially all of its assets in Ginnie Mae obligations and that, although below the median, the Fund had an annualized income return of 3.32% and 3.00% for the one- and three-year periods, respectively. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was acceptable.
Franklin Utilities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional utility funds. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.

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While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Franklin DynaTech Fund and Franklin Growth Fund and for each other fund in the applicable Expense Group. The actual expense ratio was shown for Class A shares for the Franklin Income Fund and for Class A shares and Class M shares for the other funds in the Fund’s
Expense Group. The actual total expense ratio was shown for Class A shares for the Franklin U.S. Government Securities
Fund and Franklin Utilities Fund and for Class A shares for each other fund in the applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund and Franklin Utilities Fund - The Expense Group
for the Franklin DynaTech Fund included the Fund and 11 other multi-cap growth funds. The Expense Group for the Franklin
Growth Fund included the Fund and 11 other multi-cap growth funds. The Expense Group for the Franklin Income Fund included the Fund and 12 other flexible portfolio funds. The Expense Group for the Franklin Utilities Fund included the Fund and six other utility funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin U.S. Government Securities Fund - The Expense Group for the Fund included the Fund, three other Ginnie
Mae funds and three US mortgage funds. The Board noted that the Management Rate for the Fund was essentially equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FCF-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Custodian Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025